UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: The following 9 series of Wells Fargo Funds Trust have a September 30 fiscal year end:

Wells Fargo Advantage Diversified Capital Builder Fund, Wells Fargo Advantage Diversified Income Builder Fund, Wells Fargo Advantage Index Asset Allocation Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Opportunity Fund, and Wells Fargo Advantage Special Mid Cap Value Fund.

The following 9 series of Wells Fargo Funds Trust have a March 31 fiscal year end:

Wells Fargo Advantage Precious Metals Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage Utility and Telecommunications Fund, Wells Fargo Advantage Intrinsic Small Cap Value Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Small/Mid Cap Value Fund, Wells Fargo Advantage Special Small Cap Value Fund, and Wells Fargo Advantage Traditional Small Cap Growth Fund.

Date of reporting period: December 31, 2014

ITEM 1.	INVESTMENTS

Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 81.94%
Consumer Discretionary : 10.77%
Auto Components : 1.27%
Gentex Corporation	110,000	$3,974,300
Lear Corporation	40,000	3,923,200
		7,897,500

Distributors : 3.10%
Genuine Parts Company	180,000	19,182,600

Hotels, Restaurants & Leisure : 1.26%
Marriott International Incorporated Class A	100,000	7,803,000

Household Durables : 1.78%
Jarden Corporation †	230,000	11,012,400

Specialty Retail : 3.36%
Group 1 Automotive Incorporated	45,000	4,032,900
The Home Depot Incorporated	160,000	16,795,200
		20,828,100

Consumer Staples : 3.13%
Food & Staples Retailing : 2.33%
CVS Health Corporation	150,000	14,446,500

Personal Products : 0.80%
Estee Lauder Companies Incorporated Class A	65,000	4,953,000

Energy : 10.72%
Energy Equipment & Services : 0.53%
Bristow Group Incorporated	50,000	3,289,500

Oil, Gas & Consumable Fuels : 10.19%
ConocoPhillips Company	30,000	2,071,800
Energy Transfer Equity LP	160,000	9,180,800
EOG Resources Incorporated	100,000	9,207,000
Kinder Morgan Incorporated	445,000	18,827,950
Marathon Oil Corporation	30,000	848,700
ONEOK Incorporated	30,000	1,493,700
Plains All American Pipeline LP	200,000	10,264,000
Regency Energy Partners LP	100,000	2,400,000
Targa Resources Corporation	50,000	5,302,500
Tesoro Logistics LP	60,000	3,531,000
		63,127,450

Financials : 2.35%
Banks : 1.62%
PNC Financial Services Group Incorporated	110,000	10,035,300

REITs : 0.73%
Boston Properties Incorporated	35,000	4,504,150

1

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund

Security name	Shares	Value
Health Care : 14.59%
Biotechnology : 1.40%
Amgen Incorporated	30,000	$4,778,700
Celgene Corporation †	35,000	3,915,100
		8,693,800

Health Care Equipment & Supplies : 4.30%
Baxter International Incorporated	20,000	1,465,800
Becton Dickinson & Company	60,000	8,349,600
CareFusion Corporation †	25,000	1,483,500
Covidien plc	120,000	12,273,600
Hologic Incorporated †	115,000	3,075,100
		26,647,600

Health Care Providers & Services : 1.91%
DaVita HealthCare Partners Incorporated †	60,000	4,544,400
McKesson Corporation	35,000	7,265,300
		11,809,700

Life Sciences Tools & Services : 0.49%
Thermo Fisher Scientific Incorporated	15,000	1,879,350
Waters Corporation †	10,000	1,127,200
		3,006,550

Pharmaceuticals : 6.49%
AbbVie Incorporated	135,000	8,834,400
Actavis plc †	30,000	7,722,300
Allergan Incorporated	25,000	5,314,750
Eli Lilly & Company	35,000	2,414,650
Mylan Laboratories Incorporated †	225,000	12,683,250
Novartis AG ADR	35,000	3,243,100
		40,212,450

Industrials : 16.50%
Aerospace & Defense : 3.00%
Curtiss-Wright Corporation	35,000	2,470,650
General Dynamics Corporation	50,000	6,881,000
Lockheed Martin Corporation	30,000	5,777,100
United Technologies Corporation	30,000	3,450,000
		18,578,750

Building Products : 1.92%
Apogee Enterprises Incorporated	135,000	5,719,950
Lennox International Incorporated	65,000	6,179,550
		11,899,500

Electrical Equipment : 5.48%
AMETEK Incorporated	175,000	9,210,250
Emerson Electric Company	195,000	12,037,350
Regal Beloit Corporation	70,000	5,264,000
Rockwell Automation Incorporated	60,000	6,672,000
Sensata Technologies Holding NV †	15,000	786,150
		33,969,750

2

Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Industrial Conglomerates : 1.26%
Roper Industries Incorporated	50,000	$7,817,500

Machinery : 4.84%
Donaldson Company Incorporated	40,000	1,545,200
Flowserve Corporation	105,000	6,282,150
IDEX Corporation	110,000	8,562,400
John Bean Technologies Corporation	136,000	4,468,960
Pall Corporation	90,000	9,108,900
		29,967,610

Information Technology : 12.86%
Electronic Equipment, Instruments & Components : 6.53%
Amphenol Corporation Class A	340,000	18,295,400
FEI Company	245,000	22,135,750
		40,431,150

IT Services : 2.69%
Automatic Data Processing Incorporated	200,000	16,674,000

Software : 2.14%
Adobe Systems Incorporated †	20,000	1,454,000
CDK Global Incorporated	66,666	2,717,306
Salesforce.com Incorporated †	10,000	593,100
ServiceNow Incorporated †	125,000	8,481,250
		13,245,656

Technology Hardware, Storage & Peripherals : 1.50%
Seagate Technology plc	140,000	9,310,000

Materials : 5.54%
Chemicals : 5.54%
Celanese Corporation Series A	30,000	1,798,800
Eastman Chemical Company	55,000	4,172,300
FMC Corporation	60,000	3,421,800
LyondellBasell Industries NV Class A	80,000	6,351,200
PPG Industries Incorporated	10,000	2,311,500
Sigma-Aldrich Corporation	25,000	3,431,750
Valspar Corporation	10,000	864,800
Westlake Chemical Corporation	130,000	7,941,700
Westlake Chemical Partners LP	140,000	4,060,000
		34,353,850

Utilities : 5.48%
Electric Utilities : 3.23%
American Electric Power Company Incorporated	80,000	4,857,600
Edison International	50,000	3,274,000
NRG Yield Incorporated Class A	20,000	942,800
Pinnacle West Capital Corporation	160,000	10,929,600
		20,004,000

Gas Utilities : 0.27%
Atmos Energy Corporation	30,000	1,672,200

3

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund

Security name			Shares	Value
Multi-Utilities : 1.98%
Sempra Energy			110,000	$12,249,600

Total Common Stocks (Cost $401,385,864)				507,623,166

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 16.05%
Consumer Discretionary : 2.68%
Auto Components : 1.63%
Lear Corporation	5.25%	1-15-2025	$10,000,000	10,125,000

Media : 0.16%
DISH DBS Corporation	5.00	3-15-2023	1,000,000	967,500

Specialty Retail : 0.89%
Group 1 Automotive Incorporated 144A	5.00	6-1-2022	2,250,000	2,199,375
Penske Auto Group Incorporated	5.75	10-1-2022	3,200,000	3,320,000
				5,519,375

Consumer Staples : 0.42%
Beverages : 0.42%
Constellation Brands Incorporated	4.75	11-15-2024	2,600,000	2,632,500

Energy : 1.73%
Energy Equipment & Services : 0.46%
Bristow Group Incorporated	6.25	10-15-2022	2,000,000	1,990,000
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,000,000	885,000
				2,875,000

Oil, Gas & Consumable Fuels : 1.27%
Antero Resources Corporation 144A	5.13	12-1-2022	1,000,000	942,500
Energy Transfer Equity LP	5.88	1-15-2024	2,000,000	2,030,000
NGL Energy Partners LP / NGL Energy Finance Corporation 144A	5.13	7-15-2019	2,000,000	1,920,000
Regency Energy Partners LP	5.88	3-1-2022	1,000,000	997,500
Sabine Pass Liquefaction LLC	5.63	4-15-2023	2,000,000	1,955,000
				7,845,000

Financials : 0.41%
REITs : 0.41%
Crown Castle International Corporation	4.88	4-15-2022	2,000,000	2,020,000
Iron Mountain Incorporated	5.75	8-15-2024	500,000	503,125
				2,523,125

Health Care : 0.78%
Health Care Providers & Services : 0.78%
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	1,500,000	1,590,000
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	3,000,000	3,255,000
				4,845,000

Industrials : 0.85%
Aerospace & Defense : 0.24%
Moog Incorporated 144A	5.25	12-1-2022	1,500,000	1,518,750

4

Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Building Products : 0.20%
Dycom Investments Incorporated	7.13%	1-15-2021	$1,200,000	$1,260,000

Commercial Services & Supplies : 0.08%
Clean Harbors Incorporated	5.13	6-1-2021	500,000	498,750

Road & Rail : 0.33%
Hertz Corporation «	6.25	10-15-2022	2,000,000	2,020,000

Information Technology : 1.90%
Communications Equipment : 0.92%
CommScope Incorporated 144A	5.50	6-15-2024	5,800,000	5,713,000

Electronic Equipment, Instruments & Components : 0.63%
Anixter International Incorporated	5.13	10-1-2021	1,000,000	1,000,000
Belden Incorporated 144A	5.25	7-15-2024	3,000,000	2,880,000
				3,880,000

IT Services : 0.35%
Neustar Incorporated «	4.50	1-15-2023	2,500,000	2,181,250

Materials : 6.60%
Chemicals : 6.35%
Celanese U.S. Holdings LLC	4.63	11-15-2022	1,000,000	990,000
Kraton Polymers LLC	6.75	3-1-2019	1,770,000	1,809,825
Olin Corporation	5.50	8-15-2022	5,000,000	5,062,500
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	6,835,000	5,613,244
Tronox Finance LLC «	6.38	8-15-2020	25,788,000	25,852,470
				39,328,039

Containers & Packaging : 0.25%
Sealed Air Corporation 144A	5.25	4-1-2023	500,000	510,000
Sealed Air Corporation 144A	6.50	12-1-2020	500,000	547,500
Silgan Holdings Incorporated	5.00	4-1-2020	500,000	507,500
				1,565,000

Telecommunication Services : 0.17%
Wireless Telecommunication Services : 0.17%
SBA Telecommunications Corporation	5.63	10-1-2019	1,000,000	1,022,500

Utilities : 0.51%
Independent Power & Renewable Electricity Producers : 0.51%
NRG Energy Incorporated	6.63	3-15-2023	2,500,000	2,600,000
NRG Energy Incorporated	7.88	5-15-2021	500,000	538,749
				3,138,749

Total Corporate Bonds and Notes (Cost $101,079,002)				99,458,538

Yankee Corporate Bonds and Notes : 0.61%
Energy : 0.11%
Energy Equipment & Services : 0.11%
McDermott International Incorporated 144A	8.00	5-1-2021	1,000,000	700,000

5

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund

Security name		Interest rate	Maturity date	Principal	Value
Industrials : 0.16%
Electrical Equipment : 0.16%
Sensata Technologies BV 144A		4.88%	10-15-2023	$1,000,000	$995,000

Information Technology : 0.34%
Technology Hardware, Storage & Peripherals : 0.34%
Seagate HDD (Cayman)		4.75	6-1-2023	2,000,000	2,077,296

Total Yankee Corporate Bonds and Notes (Cost $3,966,488)					3,772,296

Short-Term Investments : 4.04%
		Yield		Shares
Investment Companies : 4.04%
Securities Lending Cash Investments, LLC (r)(l)(u)		0.14		18,088,095	18,088,095
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08		6,913,233	6,913,233
Total Short-Term Investments (Cost $25,001,328)					25,001,328

Total investments in securities (Cost $531,432,682)*	102.64%				635,855,328
Other assets and liabilities, net	(2.64)				(16,360,975)

Total net assets	100.00%				$619,494,353

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $530,948,118 and unrealized gains (losses) consists of:

Gross unrealized gains	$111,790,272
Gross unrealized losses	(6,883,062)

Net unrealized gains	$104,907,210

6

Wells Fargo Advantage Diversified Capital Builder Fund (the “Fund”)

Notes to Portfolio of investments — December 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$66,723,600	$0	$0	$66,723,600
Consumer staples	19,399,500	0	0	19,399,500
Energy	66,416,950	0	0	66,416,950
Financials	14,539,450	0	0	14,539,450
Health care	90,370,100	0	0	90,370,100
Industrials	102,233,110	0	0	102,233,110
Information technology	79,660,806	0	0	79,660,806
Materials	34,353,850	0	0	34,353,850
Utilities	33,925,800	0	0	33,925,800
Corporate bonds and notes	0	99,458,538	0	99,458,538
Yankee corporate bonds and notes	0	3,772,296	0	3,772,296
Short-term investments
Investment companies	6,913,233	18,088,095	0	25,001,328

Total assets	$514,536,399	$121,318,929	$0	$635,855,328

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 26.29%
Consumer Discretionary : 3.65%
Auto Components : 0.60%
Gentex Corporation	35,000	$1,264,550
Lear Corporation	10,000	980,800
		2,245,350

Distributors : 0.99%
Genuine Parts Company	35,000	3,729,950

Hotels, Restaurants & Leisure : 0.21%
Marriott International Incorporated Class A	10,000	780,300

Household Durables : 0.51%
Jarden Corporation †	40,000	1,915,200

Specialty Retail : 1.34%
Group 1 Automotive Incorporated	9,000	806,580
The Home Depot Incorporated	40,000	4,198,800
		5,005,380

Consumer Staples : 0.26%
Food & Staples Retailing : 0.26%
CVS Health Corporation	10,000	963,100

Energy : 3.67%
Energy Equipment & Services : 0.09%
Bristow Group Incorporated	5,000	328,950

Oil, Gas & Consumable Fuels : 3.58%
ConocoPhillips Company	10,000	690,600
Energy Transfer Equity LP	20,000	1,147,600
Kinder Morgan Incorporated	100,000	4,231,000
ONEOK Incorporated	10,000	497,900
Plains All American Pipeline LP	65,000	3,335,800
Regency Energy Partners LP	55,000	1,320,000
Targa Resources Corporation	15,000	1,590,750
Tesoro Logistics LP	10,000	588,500
		13,402,150

Financials : 0.90%
Banks : 0.73%
PNC Financial Services Group Incorporated	30,000	2,736,900

REITs : 0.17%
Boston Properties Incorporated	5,000	643,450

Health Care : 4.05%
Biotechnology : 0.51%
Amgen Incorporated	5,000	796,450
Celgene Corporation †	10,000	1,118,600
		1,915,050

Health Care Equipment & Supplies : 0.60%
Baxter International Incorporated	5,000	366,450
Becton Dickinson & Company	2,000	278,320
Covidien plc	5,000	511,400

1

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Hologic Incorporated †	40,000	$1,069,600
		2,225,770

Health Care Providers & Services : 0.10%
DaVita HealthCare Partners Incorporated †	5,000	378,700

Pharmaceuticals : 2.84%
AbbVie Incorporated	15,000	981,600
Actavis plc †	5,000	1,287,050
Allergan Incorporated	4,000	850,360
Eli Lilly & Company	15,000	1,034,850
Mylan Incorporated †	90,000	5,073,300
Novartis AG ADR	15,000	1,389,900
		10,617,060

Industrials : 5.41%
Aerospace & Defense : 0.71%
Curtiss-Wright Corporation	10,000	705,900
General Dynamics Corporation	10,000	1,376,200
United Technologies Corporation	5,000	575,000
		2,657,100

Building Products : 0.46%
Apogee Enterprises Incorporated	18,000	762,660
Lennox International Incorporated	10,000	950,700
		1,713,360

Electrical Equipment : 2.28%
AMETEK Incorporated	20,000	1,052,600
Emerson Electric Company	75,000	4,629,750
Regal-Beloit Corporation	8,000	601,600
Rockwell Automation Incorporated	18,000	2,001,600
Sensata Technologies Holding NV †	5,000	262,050
		8,547,600

Industrial Conglomerates : 0.63%
Roper Industries Incorporated	15,000	2,345,250

Machinery : 1.33%
Flowserve Corporation	35,000	2,094,050
IDEX Corporation	10,000	778,400
John Bean Technologies Corporation	34,000	1,117,240
Pall Corporation	10,000	1,012,100
		5,001,790

Information Technology : 4.58%
Electronic Equipment, Instruments & Components : 2.02%
Amphenol Corporation Class A	65,000	3,497,650
FEI Company	45,000	4,065,750
		7,563,400

IT Services : 1.11%
Automatic Data Processing Incorporated	50,000	4,168,500

Software : 0.65%
Adobe Systems Incorporated †	10,000	727,000
CDK Global Incorporated	16,666	679,306

2

Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name			Shares	Value
Software (continued)
ServiceNow Incorporated †			15,000	$1,017,750
				2,424,056

Technology Hardware, Storage & Peripherals : 0.80%
Seagate Technology plc			45,000	2,992,500

Materials : 1.43%
Chemicals : 1.43%
Celanese Corporation Series A			10,000	599,600
Eastman Chemical Company			15,000	1,137,900
FMC Corporation			5,000	285,150
Sigma-Aldrich Corporation			5,000	686,350
Westlake Chemical Corporation			35,000	2,138,150
Westlake Chemical Partners LP			17,000	493,000
				5,340,150

Utilities : 2.34%
Electric Utilities : 0.85%
American Electric Power Company Incorporated			15,000	910,800
NRG Yield Incorporated Class A			5,000	235,700
Pinnacle West Capital Corporation			30,000	2,049,300
				3,195,800

Multi-Utilities : 1.49%
Sempra Energy			50,000	5,568,000

Total Common Stocks (Cost $85,614,072)				98,404,816

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 66.34%
Consumer Discretionary : 9.16%
Auto Components : 2.42%
Lear Corporation	4.75%	1-15-2023	$5,000,000	4,987,500
Lear Corporation	5.25	1-15-2025	2,000,000	2,025,000
Lear Corporation	5.38	3-15-2024	2,000,000	2,045,000
				9,057,500

Media : 2.11%
DISH DBS Corporation	5.00	3-15-2023	8,160,000	7,894,800

Specialty Retail : 4.63%
Group 1 Automotive Incorporated 144A	5.00	6-1-2022	6,250,000	6,109,375
Penske Auto Group Incorporated	5.75	10-1-2022	10,813,000	11,218,488
				17,327,863

Consumer Staples : 1.19%
Beverages : 0.59%
Constellation Brands Incorporated	4.75	11-15-2024	2,165,000	2,192,063

Food Products : 0.60%
Post Holdings Incorporated	7.38	2-15-2022	2,250,000	2,250,000

3

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy : 9.90%
Energy Equipment & Services : 5.30%
Atwood Oceanics Incorporated	6.50%	2-1-2020	$2,500,000	$2,275,000
Bristow Group Incorporated	6.25	10-15-2022	5,000,000	4,975,000
Dresser-Rand Group Incorporated	6.50	5-1-2021	3,485,000	3,746,375
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	10,000,000	8,850,000
				19,846,375

Oil, Gas & Consumable Fuels : 4.60%
Antero Resources Corporation 144A	5.13	12-1-2022	2,000,000	1,885,000
Energy Transfer Equity LP	5.88	1-15-2024	2,680,000	2,720,200
NGL Energy Partners LP / NGL Energy Finance Corporation 144A	5.13	7-15-2019	2,500,000	2,400,000
Regency Energy Partners LP	4.50	11-1-2023	1,000,000	917,500
Regency Energy Partners LP	5.88	3-1-2022	500,000	498,750
Sabine Pass Liquefaction LLC	5.63	2-1-2021	5,000,000	4,912,500
Tesoro Corporation	5.13	4-1-2024	1,000,000	992,500
Tesoro Logistics LP 144A	6.25	10-15-2022	2,900,000	2,892,750
				17,219,200

Financials : 2.54%
REITs : 2.54%
Crown Castle International Corporation	4.88	4-15-2022	4,000,000	4,040,000
Iron Mountain Incorporated	5.75	8-15-2024	3,927,000	3,951,544
Sabra Health Care Incorporated	5.38	6-1-2023	1,500,000	1,530,000
				9,521,544

Health Care : 7.35%
Health Care Equipment & Supplies : 3.27%
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	1,000,000	1,067,500
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	5,000,000	5,425,000
Halyard Health Incorporated 144A	6.25	10-15-2022	1,000,000	1,015,000
Hologic Incorporated	6.25	8-1-2020	4,550,000	4,732,000
				12,239,500

Health Care Providers & Services : 1.13%
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	4,000,000	4,240,000

Pharmaceuticals : 2.95%
Endo Finance LLC / Endo Finco Incorporated 144A	7.00	12-15-2020	7,440,000	7,812,000
Forest Laboratories Incorporated 144A	5.00	12-15-2021	3,000,000	3,248,478
				11,060,478

Industrials : 8.72%
Aerospace & Defense : 1.49%
Moog Incorporated 144A	5.25	12-1-2022	5,500,000	5,568,750

Commercial Services & Supplies : 1.06%
Clean Harbors Incorporated	5.13	6-1-2021	4,000,000	3,990,000

Construction & Engineering : 1.96%
Dycom Investments Incorporated	7.13	1-15-2021	7,000,000	7,350,000

Machinery : 1.17%
Actuant Corporation	5.63	6-15-2022	1,165,000	1,208,688
Oshkosh Corporation	5.38	3-1-2022	3,100,000	3,162,000
				4,370,688

4

Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Road & Rail : 3.04%
The Hertz Corporation «	6.25%	10-15-2022	$11,256,000	$11,368,560

Information Technology : 6.28%
Communications Equipment : 2.16%
CommScope Incorporated 144A	5.50	6-15-2024	8,200,000	8,077,000

Electronic Equipment, Instruments & Components : 2.37%
Anixter International Incorporated	5.13	10-1-2021	3,000,000	3,000,000
Belden Incorporated 144A	5.25	7-15-2024	2,000,000	1,920,000
Belden Incorporated 144A	5.50	9-1-2022	4,000,000	3,970,000
				8,890,000

IT Services : 1.75%
Neustar Incorporated «	4.50	1-15-2023	7,500,000	6,543,750

Materials : 16.78%
Chemicals : 8.62%
Celanese U.S. Holdings LLC	4.63	11-15-2022	3,000,000	2,970,000
Huntsman International LLC	4.88	11-15-2020	1,100,000	1,091,750
Kraton Polymers LLC	6.75	3-1-2019	10,250,000	10,480,625
Olin Corporation	5.50	8-15-2022	8,500,000	8,606,250
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	11,100,000	9,115,875
				32,264,500

Containers & Packaging : 3.02%
Ball Corporation	5.00	3-15-2022	1,000,000	1,030,000
Greif Incorporated	7.75	8-1-2019	1,200,000	1,356,000
Sealed Air Corporation 144A	5.25	4-1-2023	3,650,000	3,723,000
Sealed Air Corporation 144A	6.50	12-1-2020	4,500,000	4,927,500
Silgan Holdings Incorporated	5.00	4-1-2020	250,000	253,750
				11,290,250

Metals & Mining : 5.14%
Commercial Metals Company	4.88	5-15-2023	2,000,000	1,910,000
Tronox Finance LLC «	6.38	8-15-2020	17,300,000	17,343,250
				19,253,250

Telecommunication Services : 1.72%
Wireless Telecommunication Services : 1.72%
SBA Communications Corporation	5.63	10-1-2019	3,300,000	3,374,250
SBA Telecommunications Incorporated	5.75	7-15-2020	3,000,000	3,053,400
				6,427,650

Utilities : 2.70%
Independent Power & Renewable Electricity Producers : 2.70%
Calpine Corporation 144A	5.88	1-15-2024	500,000	532,500
Calpine Corporation 144A	6.00	1-15-2022	1,625,000	1,730,625
NRG Energy Incorporated	6.63	3-15-2023	1,000,000	1,040,000
NRG Energy Incorporated	7.88	5-15-2021	6,338,000	6,829,195
				10,132,320

Total Corporate Bonds and Notes (Cost $252,022,024)				248,376,041

5

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund

Security name		Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 4.90%
Energy : 0.19%
Energy Equipment & Services : 0.19%
McDermott International Incorporated 144A		8.00%	5-1-2021	$1,000,000	$700,000

Industrials : 2.63%
Electrical Equipment : 2.63%
Sensata Technologies BV 144A		4.88	10-15-2023	6,000,000	5,970,000
Sensata Technologies BV 144A		5.63	11-1-2024	3,750,000	3,890,623
					9,860,623

Information Technology : 2.08%
Technology Hardware, Storage & Peripherals : 2.08%
Seagate HDD (Cayman)		4.75	6-1-2023	7,500,000	7,789,860

Total Yankee Corporate Bonds and Notes (Cost $18,123,152)					18,350,483

		Yield		Shares
Short-Term Investments : 5.44%
Investment Companies : 5.44%
Securities Lending Cash Investments, LLC (r)(l)(u)		0.14		14,897,196	14,897,196
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08		5,475,505	5,475,505
Total Short-Term Investments (Cost $20,372,701)					20,372,701

Total investments in securities (Cost $376,131,949)*	102.97%				385,504,041
Other assets and liabilities, net	(2.97)				(11,122,179)

Total net assets	100.00%				$374,381,862

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $375,992,374 and unrealized gains (losses) consists of:

Gross unrealized gains	$18,276,995
Gross unrealized losses	(8,765,328)

Net unrealized gains	$9,511,667

6

Wells Fargo Advantage Diversified Income Builder Fund (the “Fund”)

Notes to Portfolio of investments — December 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$13,676,180	$0	$0	$13,676,180
Consumer staples	963,100	0	0	963,100
Energy	13,731,100	0	0	13,731,100
Financials	3,380,350	0	0	3,380,350
Health care	15,136,580	0	0	15,136,580
Industrials	20,265,100	0	0	20,265,100
Information technology	17,148,456	0	0	17,148,456
Materials	5,340,150	0	0	5,340,150
Utilities	8,763,800	0	0	8,763,800
Corporate bonds and notes	0	248,376,041	0	248,376,041
Yankee corporate bonds and notes	0	18,350,483	0	18,350,483
Short-term investments
Investment companies	5,475,505	14,897,196	0	20,372,701

Total assets	$103,880,321	$281,623,720	$0	$385,504,041

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 0.01%
FHLMC	10.50%	1-1-2016	$84	$86
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	85,733	104,274
Total Agency Securities (Cost $90,193)				104,360

			Shares
Common Stocks : 57.95%
Consumer Discretionary : 7.03%
Auto Components : 0.24%
BorgWarner Incorporated			6,414	352,449
Delphi Automotive plc			8,353	607,430
Johnson Controls Incorporated			18,801	908,840
The Goodyear Tire & Rubber Company			7,750	221,418
				2,090,137

Automobiles : 0.38%
Ford Motor Company			108,607	1,683,409
General Motors Company			38,085	1,329,547
Harley-Davidson Incorporated			6,045	398,426
				3,411,382

Distributors : 0.05%
Genuine Parts Company			4,314	459,743

Diversified Consumer Services : 0.03%
H&R Block Incorporated			7,765	261,525

Hotels, Restaurants & Leisure : 0.96%
Carnival Corporation			12,709	576,099
Chipotle Mexican Grill Incorporated †			872	596,893
Darden Restaurants Incorporated			3,742	219,393
Marriott International Incorporated Class A			5,998	468,024
McDonald’s Corporation			27,461	2,573,096
Royal Caribbean Cruises Limited			4,715	388,657
Starbucks Corporation			21,114	1,732,404
Starwood Hotels & Resorts Worldwide Incorporated			5,036	408,269
Wyndham Worldwide Corporation			3,477	298,188
Wynn Resorts Limited			2,287	340,214
Yum! Brands Incorporated			12,345	899,333
				8,500,570

Household Durables : 0.25%
D.R. Horton Incorporated			9,362	236,765
Garmin Limited			3,399	179,569
Harman International Industries Incorporated			1,933	206,270
Leggett & Platt Incorporated			3,883	165,455
Lennar Corporation			5,036	225,663
Mohawk Industries Incorporated †			1,746	271,259
Newell Rubbermaid Incorporated			7,651	291,427
Pulte Homes Incorporated			9,418	202,110
Whirlpool Corporation			2,198	425,841
				2,204,359

Internet & Catalog Retail : 0.68%
Amazon.com Incorporated †			10,713	3,324,780

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value
Internet & Catalog Retail (continued)
Expedia Incorporated	2,785	$237,728
Netflix Incorporated †	1,699	580,395
The Priceline Group Incorporated †	1,476	1,682,950
TripAdvisor Incorporated †	3,144	234,731
		6,060,584

Leisure Products : 0.05%
Hasbro Incorporated	3,191	175,473
Mattel Incorporated	9,559	295,803
		471,276

Media : 2.06%
Cablevision Systems Corporation New York Group Class A	6,174	127,431
CBS Corporation Class B	13,457	744,710
Comcast Corporation Class A	72,699	4,217,269
DIRECTV Group Incorporated †	14,175	1,228,973
Discovery Communications Incorporated Class A	4,189	144,311
Discovery Communications Incorporated Class C †	7,714	260,116
Gannett Company Incorporated	6,372	203,458
Interpublic Group of Companies Incorporated	11,804	245,169
News Corporation Class A †	14,076	220,852
Omnicom Group Incorporated	7,001	542,367
Scripps Networks Interactive Incorporated	2,864	215,573
The Walt Disney Company	44,022	4,146,432
Time Warner Cable Incorporated	7,916	1,203,707
Time Warner Incorporated	23,661	2,021,123
Twenty-First Century Fox Incorporated	52,328	2,009,657
Viacom Incorporated Class B	10,426	784,557
		18,315,705

Multiline Retail : 0.44%
Dollar General Corporation †	8,561	605,263
Dollar Tree Incorporated †	5,800	408,204
Family Dollar Stores Incorporated	2,708	214,501
Kohl’s Corporation	5,702	348,050
Macy’s Incorporated	9,746	640,800
Nordstrom Incorporated	3,971	315,258
Target Corporation	17,974	1,364,406
		3,896,482

Specialty Retail : 1.39%
AutoNation Incorporated †	2,105	127,163
AutoZone Incorporated †	903	559,056
Bed Bath & Beyond Incorporated †	5,229	398,293
Best Buy Company Incorporated	8,212	320,104
CarMax Incorporated †	6,076	404,540
GameStop Corporation Class A «	3,061	103,462
Gap Incorporated	7,532	317,173
L Brands Incorporated	6,939	600,570
Lowe’s Companies Incorporated	27,456	1,888,973
O’Reilly Automotive Incorporated †	2,864	551,664
PetSmart Incorporated	2,806	228,114
Ross Stores Incorporated	5,920	558,019
Staples Incorporated	18,052	327,102
The Home Depot Incorporated	37,186	3,903,414
Tiffany & Company	3,175	339,281
TJX Companies Incorporated	19,441	1,333,264
Tractor Supply Company	3,836	302,354

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Specialty Retail (continued)
Urban Outfitters Incorporated †	2,822	$99,137
		12,361,683

Textiles, Apparel & Luxury Goods : 0.50%
Coach Incorporated	7,775	292,029
Fossil Group Incorporated †	1,268	140,418
Michael Kors Holdings Limited †	5,811	436,406
Nike Incorporated Class B	19,689	1,893,097
PVH Corporation	2,323	297,739
Ralph Lauren Corporation	1,709	316,438
Under Armour Incorporated Class A †	4,704	319,402
VF Corporation	9,751	730,350
		4,425,879

Consumer Staples : 5.68%
Beverages : 1.24%
Brown-Forman Corporation Class B	4,413	387,638
Coca-Cola Enterprises Incorporated	6,274	277,436
Constellation Brands Incorporated Class A †	4,735	464,835
Dr Pepper Snapple Group Incorporated	5,484	393,093
Molson Coors Brewing Company	4,496	335,042
Monster Beverage Corporation †	4,070	440,985
PepsiCo Incorporated	42,233	3,993,552
The Coca-Cola Company	111,243	4,696,679
		10,989,260

Food & Staples Retailing : 1.45%
Costco Wholesale Corporation	12,356	1,751,463
CVS Health Corporation	32,352	3,115,821
Safeway Incorporated	6,503	228,385
Sysco Corporation	16,592	658,536
The Kroger Company	13,857	889,758
Wal-Mart Stores Incorporated	44,568	3,827,500
Walgreens Boots Alliance Incorporated	24,544	1,870,253
Whole Foods Market Incorporated	10,152	511,864
		12,853,580

Food Products : 0.93%
Archer Daniels Midland Company	18,167	944,684
Campbell Soup Company	5,057	222,508
ConAgra Foods Incorporated	11,987	434,888
General Mills Incorporated	17,038	908,637
Hormel Foods Corporation	3,789	197,407
JM Smucker Company	2,874	290,217
Kellogg Company	7,111	465,344
Keurig Green Mountain Incorporated	3,430	454,115
Kraft Foods Group Incorporated	16,618	1,041,284
McCormick & Company Incorporated	3,643	270,675
Mead Johnson Nutrition Company	5,702	573,279
Mondelez International Incorporated Class A	47,406	1,722,023
The Hershey Company	4,173	433,700
Tyson Foods Incorporated Class A	8,270	331,544
		8,290,305

Household Products : 1.15%
Clorox Company	3,654	380,783

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value
Household Products (continued)
Colgate-Palmolive Company	24,176	$1,672,737
Kimberly-Clark Corporation	10,510	1,214,325
The Procter & Gamble Company	76,250	6,945,613
		10,213,458

Personal Products : 0.07%
Avon Products Incorporated	12,267	115,187
Estee Lauder Companies Incorporated Class A	6,321	481,660
		596,847

Tobacco : 0.84%
Altria Group Incorporated	55,774	2,747,985
Lorillard Incorporated	10,157	639,282
Philip Morris International	43,844	3,571,094
Reynolds American Incorporated	8,696	558,892
		7,517,253

Energy : 4.89%
Energy Equipment & Services : 0.79%
Baker Hughes Incorporated	12,209	684,559
Cameron International Corporation †	5,571	278,271
Diamond Offshore Drilling Incorporated «	1,897	69,639
Ensco plc Class A	6,611	197,999
FMC Technologies Incorporated †	6,601	309,191
Halliburton Company	23,915	940,577
Helmerich & Payne Incorporated	3,056	206,036
Nabors Industries Limited	8,165	105,982
National Oilwell Varco Incorporated	12,153	796,386
Noble Corporation plc	7,111	117,829
Schlumberger Limited	36,313	3,101,493
Transocean Limited «	9,610	176,151
		6,984,113

Oil, Gas & Consumable Fuels : 4.10%
Anadarko Petroleum Corporation	14,289	1,178,843
Apache Corporation	10,624	665,806
Cabot Oil & Gas Corporation	11,653	345,045
Chesapeake Energy Corporation	14,637	286,446
Chevron Corporation	53,347	5,984,466
Cimarex Energy Company	2,464	261,184
ConocoPhillips Company	34,733	2,398,661
CONSOL Energy Incorporated	6,497	219,664
Denbury Resources Incorporated	9,949	80,885
Devon Energy Corporation	10,853	664,312
EOG Resources Incorporated	15,463	1,423,678
EQT Corporation	4,272	323,390
Exxon Mobil Corporation	119,497	11,047,498
Hess Corporation	7,172	529,437
Kinder Morgan Incorporated	47,946	2,028,595
Marathon Oil Corporation	19,045	538,783
Marathon Petroleum Corporation	7,906	713,596
Murphy Oil Corporation	4,709	237,899
Newfield Exploration Company †	3,872	105,009
Noble Energy Incorporated	10,167	482,221
Occidental Petroleum Corporation	21,883	1,763,989
ONEOK Incorporated	5,873	292,417
Phillips 66	15,619	1,119,882
Pioneer Natural Resources Company	4,199	625,021
QEP Resources Incorporated	4,678	94,589

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Range Resources Corporation	4,761	$254,475
Southwestern Energy Company †	9,965	271,945
Spectra Energy Corporation	18,936	687,377
Tesoro Corporation	3,560	264,686
The Williams Companies Incorporated	18,983	853,096
Valero Energy Corporation	14,710	728,145
		36,471,040

Financials : 9.65%
Banks : 3.51%
Bank of America Corporation	296,765	5,309,126
Branch Banking & Trust Corporation	20,324	790,400
Citigroup Incorporated	85,492	4,625,972
Comerica Incorporated	5,073	237,619
Fifth Third Bancorp	23,251	473,739
Huntington Bancshares Incorporated	22,985	241,802
JPMorgan Chase & Company	105,488	6,601,433
KeyCorp	24,446	339,799
M&T Bank Corporation	3,727	468,186
PNC Financial Services Group Incorporated	14,850	1,354,766
Regions Financial Corporation	38,844	410,193
SunTrust Banks Incorporated	14,715	616,559
US Bancorp	50,493	2,269,660
Wells Fargo & Company (l)	133,215	7,302,846
Zions Bancorporation	5,728	163,305
		31,205,405

Capital Markets : 1.34%
Affiliated Managers Group Incorporated †	1,569	333,005
Ameriprise Financial Incorporated	5,208	688,758
Bank of New York Mellon Corporation	31,764	1,288,665
BlackRock Incorporated	3,596	1,285,786
Charles Schwab Corporation	32,425	978,911
E*TRADE Financial Corporation †	8,149	197,654
Franklin Resources Incorporated	11,066	612,724
Goldman Sachs Group Incorporated	11,430	2,215,477
Invesco Limited	12,158	480,484
Legg Mason Incorporated	2,832	151,144
Morgan Stanley	43,086	1,671,737
Northern Trust Corporation	6,248	421,115
State Street Corporation	11,784	925,044
T. Rowe Price Group Incorporated	7,319	628,409
		11,878,913

Consumer Finance : 0.53%
American Express Company	25,111	2,336,327
Capital One Financial Corporation	15,687	1,294,962
Discover Financial Services	12,797	838,076
Navient Corporation	11,576	250,157
		4,719,522

Diversified Financial Services : 1.21%
Berkshire Hathaway Incorporated Class B †	51,460	7,726,719
CME Group Incorporated	8,935	792,088
IntercontinentalExchange Group Incorporated	3,180	697,342
Leucadia National Corporation	8,940	200,435
McGraw Hill Financial Incorporated	7,661	681,676

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value
Diversified Financial Services (continued)
Moody’s Corporation	5,182	$496,487
The NASDAQ OMX Group Incorporated	3,311	158,796
		10,753,543

Insurance : 1.62%
ACE Limited	9,362	1,075,507
AFLAC Incorporated	12,714	776,698
Allstate Corporation	11,835	831,409
American International Group Incorporated	39,505	2,212,675
Aon plc	8,046	763,002
Assurant Incorporated	1,980	135,491
Chubb Corporation	6,653	688,386
Cincinnati Financial Corporation	4,152	215,198
Genworth Financial Incorporated †	14,013	119,111
Lincoln National Corporation	7,329	422,663
Loews Corporation	8,446	354,901
Marsh & McLennan Companies Incorporated	15,261	873,540
MetLife Incorporated	32,056	1,733,909
Principal Financial Group Incorporated	7,708	400,354
Prudential Financial Incorporated	12,922	1,168,924
The Hartford Financial Services Group Incorporated	12,174	507,534
The Progressive Corporation	15,094	407,387
The Travelers Companies Incorporated	9,351	989,803
Torchmark Corporation	3,628	196,529
UNUM Group	7,111	248,032
XL Group plc	7,282	250,282
		14,371,335

Real Estate Management & Development : 0.03%
CBRE Group Incorporated †	7,890	270,233

REITs : 1.38%
American Tower Corporation	11,185	1,105,637
Apartment Investment & Management Company Class A	4,127	153,318
AvalonBay Communities Incorporated	3,727	608,955
Boston Properties Incorporated	4,319	555,812
Crown Castle International Corporation	9,418	741,197
Equity Residential	10,224	734,492
Essex Property Trust Incorporated	1,803	372,500
General Growth Properties Incorporated	17,709	498,154
HCP Incorporated	12,958	570,541
Health Care REIT Incorporated	9,247	699,720
Host Hotels & Resorts Incorporated	21,369	507,941
Iron Mountain Incorporated	5,260	203,352
Kimco Realty Corporation	11,612	291,926
Plum Creek Timber Company	4,963	212,367
Prologis Incorporated	14,107	607,024
Public Storage Incorporated	4,096	757,146
Simon Property Group Incorporated	8,768	1,596,740
The Macerich Company	3,971	331,221
Ventas Incorporated	8,306	595,540
Vornado Realty Trust	4,928	580,075
Weyerhaeuser Company	14,799	531,136
		12,254,794

Thrifts & Mortgage Finance : 0.03%
Hudson City Bancorp Incorporated	13,577	137,399
People’s United Financial Incorporated	8,691	131,929
		269,328

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Health Care : 8.24%
Biotechnology : 1.68%
Alexion Pharmaceuticals Incorporated †	5,592	$1,034,688
Amgen Incorporated	21,467	3,419,478
Biogen Idec Incorporated †	6,663	2,261,755
Celgene Corporation †	22,538	2,521,101
Gilead Sciences Incorporated †	42,572	4,012,837
Regeneron Pharmaceuticals Incorporated †	2,095	859,474
Vertex Pharmaceuticals Incorporated †	6,788	806,414
		14,915,747

Health Care Equipment & Supplies : 1.30%
Abbott Laboratories	42,493	1,913,035
Baxter International Incorporated	15,292	1,120,751
Becton Dickinson & Company	5,416	753,691
Boston Scientific Corporation †	37,430	495,948
C.R. Bard Incorporated	2,116	352,568
CareFusion Corporation †	5,753	341,383
Covidien plc	12,777	1,306,832
DENTSPLY International Incorporated	3,991	212,601
Edwards Lifesciences Corporation †	3,020	384,688
Intuitive Surgical Incorporated †	1,024	541,635
Medtronic Incorporated	27,778	2,005,572
St. Jude Medical Incorporated	8,067	524,597
Stryker Corporation	8,436	795,768
Varian Medical Systems Incorporated †	2,822	244,131
Zimmer Holdings Incorporated	4,776	541,694
		11,534,894

Health Care Providers & Services : 1.33%
Aetna Incorporated	9,923	881,460
AmerisourceBergen Corporation	5,863	528,608
Anthem Incorporated	7,614	956,851
Cardinal Health Incorporated	9,341	754,099
Cigna Corporation	7,380	759,476
DaVita HealthCare Partners Incorporated †	4,849	367,263
Express Scripts Holding Company †	20,708	1,753,346
Humana Incorporated	4,325	621,200
Laboratory Corporation of America Holdings †	2,385	257,342
McKesson Corporation	6,544	1,358,404
Patterson Companies Incorporated	2,417	116,258
Quest Diagnostics Incorporated	4,080	273,605
Tenet Healthcare Corporation †	2,775	140,609
UnitedHealth Group Incorporated	27,087	2,738,225
Universal Health Services Incorporated Class B	2,567	285,604
		11,792,350

Health Care Technology : 0.06%
Cerner Corporation †	8,576	554,524

Life Sciences Tools & Services : 0.25%
Agilent Technologies Incorporated	9,413	385,368
PerkinElmer Incorporated	3,186	139,324
Thermo Fisher Scientific Incorporated	11,290	1,414,524
Waters Corporation †	2,349	264,779
		2,203,995

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value
Pharmaceuticals : 3.62%
AbbVie Incorporated	44,963	$2,942,379
Actavis plc †	7,480	1,925,427
Allergan Incorporated	8,404	1,786,606
Bristol-Myers Squibb Company	46,808	2,763,076
Eli Lilly & Company	27,648	1,907,436
Hospira Incorporated †	4,776	292,530
Johnson & Johnson	78,989	8,259,880
Mallinckrodt plc †	3,280	324,818
Merck & Company Incorporated	80,450	4,568,756
Mylan Laboratories Incorporated †	10,562	595,380
Perrigo Company plc	3,971	663,792
Pfizer Incorporated	177,798	5,538,408
Zoetis Incorporated	14,149	608,831
		32,177,319

Industrials : 6.03%
Aerospace & Defense : 1.55%
General Dynamics Corporation	8,883	1,222,478
Honeywell International Incorporated	22,091	2,207,333
L-3 Communications Holdings Incorporated	2,401	303,030
Lockheed Martin Corporation	7,578	1,459,295
Northrop Grumman Corporation	5,702	840,418
Precision Castparts Corporation	4,023	969,060
Raytheon Company	8,701	941,187
Rockwell Collins Incorporated	3,752	316,969
Textron Incorporated	7,791	328,079
The Boeing Company	18,707	2,431,536
United Technologies Corporation	23,926	2,751,490
		13,770,875

Air Freight & Logistics : 0.45%
C.H. Robinson Worldwide Incorporated	4,127	309,071
Expeditors International of Washington Incorporated	5,447	242,991
FedEx Corporation	7,433	1,290,815
United Parcel Service Incorporated Class B	19,668	2,186,492
		4,029,369

Airlines : 0.22%
Delta Air Lines Incorporated	23,620	1,161,868
Southwest Airlines Company	19,154	810,597
		1,972,465

Building Products : 0.04%
Allegion plc	2,703	149,908
Masco Corporation	10,052	253,310
		403,218

Commercial Services & Supplies : 0.25%
Cintas Corporation	2,738	214,769
Pitney Bowes Incorporated	5,671	138,202
Republic Services Incorporated	7,121	286,620
Stericycle Incorporated †	2,396	314,068
The ADT Corporation	4,922	178,324
Tyco International plc	11,809	517,943
Waste Management Incorporated	12,017	616,712
		2,266,638

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Construction & Engineering : 0.07%
Fluor Corporation	4,407	$267,196
Jacobs Engineering Group Incorporated †	3,685	164,683
Quanta Services Incorporated †	6,144	174,428
		606,307

Electrical Equipment : 0.33%
AMETEK Incorporated	6,939	365,200
Eaton Corporation plc	13,395	910,324
Emerson Electric Company	19,575	1,208,365
Rockwell Automation Incorporated	3,830	425,896
		2,909,785

Industrial Conglomerates : 1.36%
3M Company	18,083	2,971,399
Danaher Corporation	17,251	1,478,583
General Electric Company	283,386	7,161,164
Roper Industries Incorporated	2,827	442,001
		12,053,147

Machinery : 0.90%
Caterpillar Incorporated	17,086	1,563,882
Cummins Incorporated	4,792	690,863
Deere & Company	10,115	894,874
Dover Corporation	4,667	334,717
Flowserve Corporation	3,846	230,106
Illinois Tool Works Incorporated	10,152	961,394
Ingersoll-Rand plc	7,490	474,791
Joy Global Incorporated	2,770	128,860
Paccar Incorporated	9,990	679,420
Pall Corporation	3,004	304,035
Parker Hannifin Corporation	4,194	540,816
Pentair plc	5,270	350,033
Snap-on Incorporated	1,637	223,843
Stanley Black & Decker Incorporated	4,418	424,481
Xylem Incorporated	5,130	195,299
		7,997,414

Professional Services : 0.12%
Dun & Bradstreet Corporation	1,013	122,532
Equifax Incorporated	3,404	275,281
Nielsen Holdings NV	9,138	408,743
Robert Half International Incorporated	3,836	223,946
		1,030,502

Road & Rail : 0.62%
CSX Corporation	28,090	1,017,701
Kansas City Southern	3,114	380,001
Norfolk Southern Corporation	8,733	957,224
Ryder System Incorporated	1,496	138,904
Union Pacific Corporation	25,090	2,988,972
		5,482,802

Trading Companies & Distributors : 0.12%
Fastenal Company	7,698	366,117
United Rentals Incorporated †	2,817	287,362

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value
Trading Companies & Distributors (continued)
W.W. Grainger Incorporated	1,709	$435,607
		1,089,086

Information Technology : 11.39%
Communications Equipment : 0.97%
Cisco Systems Incorporated	144,302	4,013,760
F5 Networks Incorporated †	2,084	271,889
Harris Corporation	2,952	212,013
Juniper Networks Incorporated	10,863	242,462
Motorola Solutions Incorporated	5,978	401,004
QUALCOMM Incorporated	46,917	3,487,341
		8,628,469

Electronic Equipment, Instruments & Components : 0.24%
Amphenol Corporation Class A	8,733	469,923
Corning Incorporated	36,172	829,424
FLIR Systems Incorporated	3,976	128,465
TE Connectivity Limited	11,477	725,920
		2,153,732

Internet Software & Services : 1.87%
Akamai Technologies Incorporated †	5,021	316,122
eBay Incorporated †	31,905	1,790,509
Facebook Incorporated Class A †	59,002	4,603,336
Google Incorporated Class A †	8,041	4,267,037
Google Incorporated Class C †	8,036	4,230,150
VeriSign Incorporated †	3,077	175,389
Yahoo! Incorporated †	24,862	1,255,780
		16,638,323

IT Services : 1.92%
Accenture plc	17,709	1,581,591
Alliance Data Systems Corporation †	1,803	515,748
Automatic Data Processing Incorporated	13,602	1,133,999
Cognizant Technology Solutions Corporation Class A †	17,184	904,909
Computer Sciences Corporation	3,965	249,993
Fidelity National Information Services Incorporated	8,004	497,849
Fiserv Incorporated †	6,882	488,416
International Business Machines Corporation	25,974	4,167,269
MasterCard Incorporated Class A	27,653	2,382,582
Paychex Incorporated	9,215	425,457
Teradata Corporation †	4,319	188,654
Total System Services Incorporated	4,667	158,491
Visa Incorporated Class A	13,785	3,614,427
Western Union Company	14,746	264,101
Xerox Corporation	30,278	419,653
		16,993,139

Semiconductors & Semiconductor Equipment : 1.42%
Altera Corporation	8,602	317,758
Analog Devices Incorporated	8,779	487,410
Applied Materials Incorporated	34,379	856,725
Avago Technologies Limited	7,137	717,911
Broadcom Corporation Class A	15,204	658,789
First Solar Incorporated †	2,120	94,541
Intel Corporation	136,443	4,951,516
KLA-Tencor Corporation	4,641	326,355
Lam Research Corporation	4,486	355,919

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Linear Technology Corporation	6,731	$306,934
Microchip Technology Incorporated «	5,671	255,819
Micron Technology Incorporated †	30,294	1,060,593
NVIDIA Corporation	14,570	292,129
Texas Instruments Incorporated	29,810	1,593,792
Xilinx Incorporated	7,464	323,117
		12,599,308

Software : 2.23%
Adobe Systems Incorporated †	13,369	971,926
Autodesk Incorporated †	6,419	385,525
CA Incorporated	9,039	275,238
Citrix Systems Incorporated †	4,542	289,780
Electronic Arts Incorporated †	8,773	412,463
Intuit Incorporated	8,056	742,683
Microsoft Corporation	232,606	10,804,549
Oracle Corporation	91,287	4,105,176
Red Hat Incorporated †	5,302	366,580
Salesforce.com Incorporated †	16,561	982,233
Symantec Corporation	19,476	499,657
		19,835,810

Technology Hardware, Storage & Peripherals : 2.74%
Apple Incorporated	165,500	18,267,890
EMC Corporation	57,422	1,707,730
Hewlett-Packard Company	52,666	2,113,487
NetApp Incorporated	8,794	364,511
SanDisk Corporation	6,227	610,121
Seagate Technology plc	9,236	614,194
Western Digital Corporation	6,159	681,801
		24,359,734

Materials : 1.84%
Chemicals : 1.38%
Air Products & Chemicals Incorporated	5,426	782,592
Airgas Incorporated	1,896	218,381
CF Industries Holdings Incorporated	1,403	382,374
Dow Chemical Company	31,261	1,425,814
E.I. du Pont de Nemours & Company	25,563	1,890,128
Eastman Chemical Company	4,189	317,778
Ecolab Incorporated	7,620	796,442
FMC Corporation	3,757	214,262
International Flavors & Fragrances Incorporated	2,287	231,810
LyondellBasell Industries NV Class A	11,726	930,927
Monsanto Company	13,660	1,631,960
Mosaic Company	8,904	406,468
PPG Industries Incorporated	3,872	895,013
Praxair Incorporated	8,223	1,065,372
Sigma-Aldrich Corporation	3,362	461,502
The Sherwin-Williams Company	2,303	605,781
		12,256,604

Construction Materials : 0.05%
Martin Marietta Materials Incorporated	1,746	192,619
Vulcan Materials Company	3,717	244,318
		436,937

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value
Containers & Packaging : 0.11%
Avery Dennison Corporation	2,572	$133,435
Ball Corporation	3,862	263,273
MeadWestvaco Corporation	4,704	208,811
Owens-Illinois Incorporated †	4,652	125,557
Sealed Air Corporation	5,956	252,713
		983,789

Metals & Mining : 0.23%
Alcoa Incorporated	33,267	525,286
Allegheny Technologies Incorporated	3,067	106,640
Freeport-McMoRan Copper & Gold Incorporated Class B	29,321	684,939
Newmont Mining Corporation	14,076	266,036
Nucor Corporation	9,002	441,548
		2,024,449

Paper & Forest Products : 0.07%
International Paper Company	11,955	640,549

Telecommunication Services : 1.32%
Diversified Telecommunication Services : 1.32%
AT&T Incorporated	146,371	4,916,602
CenturyLink Incorporated	16,103	637,357
Frontier Communications Corporation «	28,276	188,601
Level 3 Communications Incorporated †	7,869	388,571
Verizon Communications Incorporated	117,101	5,477,985
Windstream Holdings Incorporated «	17,008	140,146
		11,749,262

Utilities : 1.88%
Electric Utilities : 1.08%
American Electric Power Company Incorporated	13,805	838,240
Duke Energy Corporation	19,960	1,667,458
Edison International	9,194	602,023
Entergy Corporation	5,094	445,623
Exelon Corporation	24,254	899,338
FirstEnergy Corporation	11,872	462,889
NextEra Energy Incorporated	12,319	1,309,387
Northeast Utilities	8,940	478,469
Pepco Holdings Incorporated	7,111	191,499
Pinnacle West Capital Corporation	3,119	213,059
PPL Corporation	18,770	681,914
The Southern Company	25,392	1,247,001
Xcel Energy Incorporated	14,268	512,507
		9,549,407

Gas Utilities : 0.02%
AGL Resources Incorporated	3,373	183,862

Independent Power & Renewable Electricity Producers : 0.06%
AES Corporation	18,510	254,883
NRG Energy Incorporated	9,543	257,184
		512,067

Multi-Utilities : 0.72%
Ameren Corporation	6,845	315,760
CenterPoint Energy Incorporated	12,127	284,136

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name			Shares	Value
Multi-Utilities (continued)
CMS Energy Corporation			7,760	$269,660
Consolidated Edison Incorporated			8,264	545,507
Dominion Resources Incorporated			16,477	1,267,081
DTE Energy Company			4,995	431,418
Integrys Energy Group Incorporated			2,256	175,630
NiSource Incorporated			8,909	377,920
PG&E Corporation			13,405	713,682
Public Service Enterprise Group Incorporated			14,278	591,252
SCANA Corporation			4,023	242,989
Sempra Energy			6,523	726,401
TECO Energy Incorporated			6,622	135,685
Wisconsin Energy Corporation «			6,361	335,479
				6,412,600

Total Common Stocks (Cost $285,345,859)				514,846,732

	Interest rate	Maturity date	Principal
Non-Agency Mortgage Backed Securities : 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	0.50%	12-25-2034	$23,931	20,740
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	0.65	12-25-2034	354	351
Total Non-Agency Mortgage Backed Securities (Cost $24,285)				21,091

U.S. Treasury Securities : 31.71%
U.S. Treasury Bond	2.75	8-15-2042	11,977,000	11,980,737
U.S. Treasury Bond	2.75	11-15-2042	10,660,000	10,656,674
U.S. Treasury Bond	2.88	5-15-2043	9,060,000	9,273,762
U.S. Treasury Bond	3.00	5-15-2042	8,536,000	8,977,473
U.S. Treasury Bond	3.13	11-15-2041	11,934,000	12,892,443
U.S. Treasury Bond	3.13	2-15-2042	9,800,000	10,556,442
U.S. Treasury Bond	3.13	2-15-2043	13,024,000	13,992,660
U.S. Treasury Bond	3.50	2-15-2039	7,415,000	8,522,616
U.S. Treasury Bond	3.63	8-15-2043	360,000	423,619
U.S. Treasury Bond	3.75	8-15-2041	15,975,000	19,269,844
U.S. Treasury Bond	3.88	8-15-2040	12,868,000	15,723,088
U.S. Treasury Bond	4.25	5-15-2039	10,503,000	13,512,761
U.S. Treasury Bond	4.25	11-15-2040	14,576,000	18,882,756
U.S. Treasury Bond	4.38	2-15-2038	3,478,000	4,555,095
U.S. Treasury Bond	4.38	11-15-2039	12,725,000	16,689,626
U.S. Treasury Bond	4.38	5-15-2040	14,734,000	19,384,419
U.S. Treasury Bond	4.38	5-15-2041	13,209,000	17,530,826
U.S. Treasury Bond	4.50	2-15-2036	7,019,000	9,370,365
U.S. Treasury Bond	4.50	5-15-2038	4,558,000	6,077,810
U.S. Treasury Bond	4.50	8-15-2039	7,736,000	10,316,683
U.S. Treasury Bond	4.63	2-15-2040	13,479,000	18,320,913
U.S. Treasury Bond	4.75	2-15-2037	2,550,000	3,521,392
U.S. Treasury Bond	4.75	2-15-2041	11,532,000	16,123,178
U.S. Treasury Bond	5.00	5-15-2037	3,615,000	5,161,540
Total U.S. Treasury Securities (Cost $232,211,784)				281,716,722

	Yield		Shares
Short-Term Investments : 10.86%
Investment Companies : 9.29%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.14		1,206,500	1,206,500

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name		Yield		Shares	Value
Investment Companies (continued)
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%		81,321,709	$81,321,709
					82,528,209

			Maturity date	Principal
U.S. Treasury Securities : 1.57%
U.S. Treasury Bill (z)#		0.01	1-15-2015	$150,000	149,999
U.S. Treasury Bill (z)#		0.01	1-29-2015	280,000	279,998
U.S. Treasury Bill (z)#		0.03	1-8-2015	4,510,000	4,509,969
U.S. Treasury Bill (z)#		0.12	7-2-2015	9,000,000	8,994,573
					13,934,539

Total Short-Term Investments (Cost $96,463,197)					96,462,748

Total investments in securities (Cost $614,135,318)*	100.53%				893,151,653
Other assets and liabilities, net	(0.53)				(4,694,064)

Total net assets	100.00%				$888,457,589

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $639,050,973 and unrealized gains (losses) consists of:

Gross unrealized gains	$282,836,948
Gross unrealized losses	(28,736,268)

Net unrealized gains	$254,100,680

Wells Fargo Advantage Index Asset Allocation Fund] (the “Fund”)

Notes to Portfolio of investments – December 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$104,360	$0	$104,360
Common stocks
Consumer discretionary	62,459,325	0	0	62,459,325
Consumer staples	50,460,703	0	0	50,460,703
Energy	43,455,153	0	0	43,455,153
Financials	85,723,073	0	0	85,723,073
Health care	73,178,829	0	0	73,178,829
Industrials	53,611,608	0	0	53,611,608
Information technology	101,208,515	0	0	101,208,515
Materials	16,342,328	0	0	16,342,328
Telecommunication services	11,749,262	0	0	11,749,262
Utilities	16,657,936	0	0	16,657,936
Non-agency mortgage backed securities	0	21,091	0	21,091
U.S Treasury securities	281,716,722	0	0	281,716,722
Short-term investments
Investment companies	81,321,709	1,206,500	0	82,528,209
U.S. Treasury securities	8,994,573	4,939,966	0	13,934,539

Total assets	$886,879,736	$6,271,917	$0	$893,151,653

Liabilities
Futures contracts	$1,040,916	$0	$0	$1,040,916

Total liabilities	$1,040,916	$0	$0	$1,040,916

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended December 31, 2014, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At December 31, 2014, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at December 31, 2014	Unrealized gains (losses)
3-19-2015	Goldman Sachs	151 Long	S&P 500 Index	$77,478,100	$1,189,221
3-20-2015	Goldman Sachs	400 Short	U.S. Treasury Bonds	66,075,000	(3,004,873)

Wells Fargo Advantage C&B Mid Cap Value Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 95.33%
Consumer Discretionary : 12.00%
Automobiles : 1.88%
Winnebago Industries Incorporated	169,805	$3,694,957

Household Durables : 3.25%
Helen of Troy Limited †	97,900	6,369,374

Leisure Products : 1.89%
Hasbro Incorporated	67,400	3,706,326

Media : 2.69%
Omnicom Group Incorporated	68,200	5,283,454

Textiles, Apparel & Luxury Goods : 2.29%
Gildan Activewear Incorporated «	79,560	4,499,118

Energy : 6.62%
Energy Equipment & Services : 0.67%
Frank’s International NV «	78,700	1,308,781

Oil, Gas & Consumable Fuels : 5.95%
Devon Energy Corporation	53,200	3,256,372
Noble Energy Incorporated	72,300	3,429,189
World Fuel Services Corporation	106,435	4,994,994
		11,680,555

Financials : 26.60%
Banks : 7.22%
City National Corporation	47,500	3,838,475
Commerce Bancshares Incorporated	114,135	4,963,731
TCF Financial Corporation	338,400	5,377,176
		14,179,382

Consumer Finance : 2.62%
First Cash Financial Services Incorporated †	92,300	5,138,341

Insurance : 16.76%
Endurance Specialty Holdings Limited	67,100	4,015,264
FNF Group	143,600	4,947,020
RenaissanceRe Holdings Limited «	70,600	6,863,732
Stewart Information Services Corporation	120,100	4,448,504
The Progressive Corporation	205,100	5,535,649
Torchmark Corporation	53,300	2,887,261
Willis Group Holdings plc	93,700	4,198,697
		32,896,127

Health Care : 10.95%
Health Care Equipment & Supplies : 3.01%
Teleflex Incorporated	51,500	5,913,230

Health Care Providers & Services : 7.94%
Cardinal Health Incorporated	49,000	3,955,770
Laboratory Corporation of America Holdings †	54,300	5,858,970
MEDNAX Incorporated †	87,100	5,758,181
		15,572,921

1

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund

Security name		Shares	Value
Industrials : 16.80%
Building Products : 2.15%
Quanex Building Products Corporation		224,400	$4,214,232

Commercial Services & Supplies : 6.49%
G&K Services Incorporated Class A		61,500	4,357,275
Steelcase Incorporated		268,000	4,810,600
Tetra Tech Incorporated		133,500	3,564,450
			12,732,325

Machinery : 6.33%
Donaldson Company Incorporated		25,700	992,791
Graco Incorporated		41,000	3,287,380
Kennametal Incorporated		109,900	3,933,321
Parker Hannifin Corporation		32,700	4,216,665
			12,430,157

Trading Companies & Distributors : 1.83%
Aercap Holdings NV †		92,700	3,598,614

Information Technology : 9.05%
Electronic Equipment, Instruments & Components : 2.52%
Knowles Corporation †«		209,760	4,939,848

IT Services : 3.45%
Moneygram International Incorporated †		284,242	2,583,760
Western Union Company		234,000	4,190,940
			6,774,700

Semiconductors & Semiconductor Equipment : 1.95%
Entegris Incorporated †		290,300	3,834,863

Software : 1.13%
Rovi Corporation †		97,900	2,211,561

Materials : 13.31%
Containers & Packaging : 7.21%
Ball Corporation		28,500	1,942,845
Bemis Company Incorporated		65,200	2,947,692
Crown Holdings Incorporated †		144,400	7,349,960
Rock-Tenn Company Class A		31,400	1,914,772
			14,155,269

Metals & Mining : 2.46%
Reliance Steel & Aluminum Company		78,800	4,828,076

Paper & Forest Products : 3.64%
Schweitzer-Mauduit International Incorporated		169,000	7,148,700

Total Common Stocks (Cost $147,492,089)			187,110,911

Short-Term Investments : 9.00%

	Yield
Investment Companies : 9.00%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.14%	7,679,625	7,679,625

2

Wells Fargo Advantage C&B Mid Cap Value Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	9,973,996	$9,973,996
Total Short-Term Investments (Cost $17,653,621)				17,653,621

Total investments in securities (Cost $165,145,710)*	104.33%			204,764,532
Other assets and liabilities, net	(4.33)			(8,490,904)

Total net assets	100.00%			$196,273,628

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $166,436,510 and unrealized gains (losses) consists of:

Gross unrealized gains	$42,683,348
Gross unrealized losses	(4,355,326)

Net unrealized gains	$38,328,022

3

Wells Fargo Advantage C&B Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments — December 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$23,553,229	$0	$0	$23,553,229
Energy	12,989,336	0	0	12,989,336
Financials	52,213,850	0	0	52,213,850
Health care	21,486,151	0	0	21,486,151
Industrials	32,975,328	0	0	32,975,328
Information technology	17,760,972	0	0	17,760,972
Materials	26,132,045	0	0	26,132,045
Short-term investments
Investment companies	9,973,996	7,679,625	0	17,653,621

Total assets	$197,084,907	$7,679,625	$0	$204,764,532

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Common Stock Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 95.46%
Consumer Discretionary : 17.40%
Diversified Consumer Services : 3.02%
Apollo Group Incorporated †	882,980	$30,118,448
Houghton Mifflin Harcourt Company †	796,101	16,487,252
		46,605,700

Hotels, Restaurants & Leisure : 2.25%
Royal Caribbean Cruises Limited	261,753	21,576,300
Wynn Resorts Limited	87,983	13,088,351
		34,664,651

Household Durables : 3.77%
Harman International Industries Incorporated	196,641	20,983,561
MDC Holdings Incorporated	794,625	21,033,724
Mohawk Industries Incorporated †	104,200	16,188,512
		58,205,797

Media : 2.29%
Interpublic Group of Companies Incorporated	1,010,554	20,989,207
Scripps Networks Interactive Incorporated	189,403	14,256,364
		35,245,571

Specialty Retail : 4.73%
Express Incorporated †	1,284,964	18,876,121
Tractor Supply Company	165,285	13,027,764
Urban Outfitters Incorporated †	629,507	22,114,581
Vitamin Shoppe Incorporated †	387,826	18,840,587
		72,859,053

Textiles, Apparel & Luxury Goods : 1.34%
PVH Corporation	160,935	20,627,039

Consumer Staples : 2.27%
Food & Staples Retailing : 1.17%
The Fresh Market Incorporated †«	437,153	18,010,704

Household Products : 1.10%
Church & Dwight Company Incorporated	215,887	17,014,054

Energy : 5.53%
Energy Equipment & Services : 2.31%
Helmerich & Payne Incorporated	246,094	16,591,657
Superior Energy Services Incorporated	941,525	18,971,729
		35,563,386

Oil, Gas & Consumable Fuels : 3.22%
Cimarex Energy Company	181,618	19,251,508
SM Energy Company	321,030	12,385,337
Southwestern Energy Company †	658,868	17,980,508
		49,617,353

Financials : 16.48%
Banks : 5.51%
First Horizon National Corporation	1,698,005	23,058,908

1

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Common Stock Fund

Security name	Shares	Value
Banks (continued)
MB Financial Incorporated	584,514	$19,207,130
National Bank Holdings Corporation Class A	1,001,036	19,430,109
TCF Financial Corporation	1,464,050	23,263,755
		84,959,902

Capital Markets : 3.48%
E*TRADE Financial Corporation †	816,997	19,816,262
Evercore Partners Incorporated Class A	265,692	13,914,290
Waddell & Reed Financial Incorporated	398,469	19,851,726
		53,582,278

Insurance : 6.56%
Arch Capital Group Limited †	387,252	22,886,593
CNO Financial Group Incorporated	1,331,165	22,922,661
Reinsurance Group of America Incorporated	257,646	22,574,943
RenaissanceRe Holdings Limited	150,882	14,668,748
The Progressive Corporation	667,291	18,010,184
		101,063,129

REITs : 0.93%
Campus Crest Communities Incorporated	1,965,787	14,369,903

Health Care : 10.19%
Health Care Equipment & Supplies : 6.21%
DENTSPLY International Incorporated	414,034	22,055,591
Haemonetics Corporation †	641,925	24,020,834
HeartWare International Incorporated †	129,748	9,527,396
Hologic Incorporated †	743,818	19,889,693
Thoratec Corporation †	623,896	20,251,664
		95,745,178

Health Care Providers & Services : 2.63%
Laboratory Corporation of America Holdings †	208,007	22,443,955
Universal Health Services Incorporated Class B	163,201	18,157,743
		40,601,698

Life Sciences Tools & Services : 1.35%
PerkinElmer Incorporated	474,365	20,743,981

Industrials : 17.26%
Aerospace & Defense : 0.79%
B/E Aerospace Incorporated	210,342	12,204,043
		12,204,043

Airlines : 1.27%
United Continental Holdings Incorporated †	291,685	19,510,810

Commercial Services & Supplies : 4.18%
Herman Miller Incorporated	600,155	17,662,562
Republic Services Incorporated	557,967	22,458,172
Steelcase Incorporated	1,351,653	24,262,171
		64,382,905

Electrical Equipment : 2.50%
Babcock & Wilcox Company	748,143	22,668,733

2

Wells Fargo Advantage Common Stock Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Electrical Equipment (continued)
Sensata Technologies Holding NV †	302,611	$15,859,843
		38,528,576

Machinery : 3.79%
Actuant Corporation Class A	698,318	19,022,182
Allison Transmission Holdings Incorporated	622,739	21,110,852
Wabash National Corporation †	1,477,594	18,263,062
		58,396,096

Road & Rail : 2.42%
Avis Budget Group Incorporated †	140,918	9,347,091
Con-way Incorporated	357,500	17,581,850
Ryder System Incorporated	112,192	10,417,027
		37,345,968

Trading Companies & Distributors : 2.31%
GATX Corporation	402,108	23,137,294
MRC Global Incorporated †	826,076	12,515,051
		35,652,345

Information Technology : 20.37%
Electronic Equipment, Instruments & Components : 1.05%
Trimble Navigation Limited †	612,008	16,242,692

Internet Software & Services : 1.40%
HomeAway Incorporated †	722,408	21,513,310

IT Services : 6.77%
Amdocs Limited	412,109	19,226,945
CoreLogic Incorporated †	755,869	23,877,902
Gartner Incorporated †	209,978	17,682,247
Global Payments Incorporated	266,673	21,528,511
Sabre Corporation	1,086,114	22,015,531
		104,331,136

Semiconductors & Semiconductor Equipment : 5.32%
Integrated Device Technology Incorporated †	927,742	18,183,743
ON Semiconductor Corporation †	2,426,585	24,581,306
Skyworks Solutions Incorporated	296,166	21,534,230
Xilinx Incorporated	410,144	17,755,134
		82,054,413

Software : 4.26%
Nuance Communications Incorporated †	1,264,394	18,042,902
Red Hat Incorporated †	383,386	26,507,308
Solera Holdings Incorporated	411,165	21,043,425
		65,593,635

Technology Hardware, Storage & Peripherals : 1.57%
Diebold Incorporated	697,744	24,169,852

Materials : 5.96%
Chemicals : 2.48%
Huntsman Corporation	891,174	20,300,944

3

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Common Stock Fund

Security name			Shares	Value
Chemicals (continued)
International Flavors & Fragrances Incorporated			176,401	$17,880,005
				38,180,949

Containers & Packaging : 1.32%
Crown Holdings Incorporated †			399,527	20,335,924

Metals & Mining : 2.16%
Royal Gold Incorporated			216,977	13,604,458
Steel Dynamics Incorporated			999,085	19,721,938
				33,326,396

Total Common Stocks (Cost $1,106,534,232)				1,471,248,427

Exchange-Traded Funds : 1.85%
SPDR Dow Jones REIT ETF «				12,665,824
SPDR S&P Biotech ETF «				15,900,795
Total Exchange-Traded Funds (Cost $19,973,410)				28,566,619

		Yield
Short-Term Investments : 6.70%
Investment Companies : 6.70%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.14%	31,517,058	31,517,058
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08	71,769,992	71,769,992

Total Short-Term Investments (Cost $103,287,050)				103,287,050

Total investments in securities (Cost $1,229,794,692)*	104.01%			1,603,102,096
Other assets and liabilities, net	(4.01)			(61,841,397)

Total net assets	100.00%			$1,541,260,699

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,232,173,071 and unrealized gains (losses) consists of:

Gross unrealized gains	$431,000,224
Gross unrealized losses	(60,071,199)

Net unrealized gains	$370,929,025

4

Wells Fargo Advantage Common Stock Fund (the “Fund”)

Notes to Portfolio of investments — December 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$268,207,811	$0	$0	$268,207,811
Consumer staples	35,024,758	0	0	35,024,758
Energy	85,180,739	0	0	85,180,739
Financials	253,975,212	0	0	253,975,212
Health care	157,090,857	0	0	157,090,857
Industrials	266,020,743	0	0	266,020,743
Information technology	313,905,038	0	0	313,905,038
Materials	91,843,269	0	0	91,843,269
Exchange-traded funds	28,566,619	0	0	28,566,619
Short-term investments
Investment companies	71,769,992	31,517,058	0	103,287,050

Total assets	$1,571,585,038	$31,517,058	$0	$1,603,102,096

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Discovery Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 99.19%
Consumer Discretionary : 21.51%
Auto Components : 1.21%
Gentherm Incorporated †	1,111,434	$40,700,713

Distributors : 2.11%
LKQ Corporation †	2,524,615	70,992,174

Diversified Consumer Services : 1.48%
Bright Horizons Family Solutions Incorporated †	1,063,356	49,988,366

Hotels, Restaurants & Leisure : 3.58%
Domino’s Pizza Incorporated	601,747	56,666,515
Extended Stay America Incorporated	1,222,818	23,612,616
Krispy Kreme Doughnuts Incorporated †	2,043,102	40,330,833
		120,609,964

Internet & Catalog Retail : 1.88%
MakeMyTrip Limited †	1,278,515	33,228,605
Vipshop Holdings Limited «†	1,538,045	30,053,399
		63,282,004

Leisure Products : 1.87%
Polaris Industries Incorporated	418,083	63,230,873

Media : 1.72%
Cinemark Holdings Incorporated	1,632,151	58,071,933

Specialty Retail : 3.67%
Advance Auto Parts Incorporated	244,232	38,901,273
Lithia Motors Incorporated Class A	463,518	40,182,375
Restoration Hardware Holdings Incorporated «†	465,846	44,725,874
		123,809,522

Textiles, Apparel & Luxury Goods : 3.99%
Carter’s Incorporated	634,973	55,439,493
Kate Spade & Company †	1,292,449	41,371,292
Under Armour Incorporated Class A †	556,986	37,819,349
		134,630,134

Consumer Staples : 1.24%
Beverages : 1.24%
Constellation Brands Incorporated Class A †	424,657	41,688,578

Energy : 2.76%
Oil, Gas & Consumable Fuels : 2.76%
Delek US Holdings Incorporated	790,749	21,571,633
Diamondback Energy Incorporated †	752,365	44,976,380
Rice Energy Incorporated †	655,216	13,739,880
Sanchez Energy Corporation «†	1,365,885	12,689,072
		92,976,965

1

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Discovery Fund

Security name	Shares	Value
Financials : 5.61%
Banks : 1.23%
Texas Capital Bancshares Incorporated †	762,655	$41,435,046

Capital Markets : 4.21%
Affiliated Managers Group Incorporated †	210,307	44,635,558
Raymond James Financial Incorporated	619,360	35,483,134
SEI Investments Company	1,544,499	61,841,740
		141,960,432

Insurance : 0.17%
eHealth Incorporated †	230,125	5,734,715

Health Care : 19.79%
Biotechnology : 8.43%
Alkermes plc †	944,622	55,317,064
Alnylam Pharmaceuticals Incorporated †	381,534	37,008,798
AMAG Pharmaceuticals Incorporated †	467,100	19,907,802
BioMarin Pharmaceutical Incorporated †	422,329	38,178,542
bluebird bio Incorporated †	204,900	18,793,428
Cepheid Incorporated †	901,750	48,820,745
Novavax Incorporated «†	4,002,145	23,732,720
NPS Pharmaceuticals Incorporated †	549,590	19,658,834
Puma Biotechnology Incorporated †	122,022	23,095,104
		284,513,037

Health Care Equipment & Supplies : 4.33%
Cooper Companies Incorporated	371,994	60,296,507
DexCom Incorporated †	666,486	36,690,054
IDEXX Laboratories Incorporated †	331,100	49,092,197
		146,078,758

Health Care Providers & Services : 3.85%
Community Health Systems Incorporated †	648,800	34,983,296
Envision Healthcare Holdings Incorporated †	1,384,405	48,025,009
VCA Incorporated †	958,213	46,732,048
		129,740,353

Health Care Technology : 1.33%
athenahealth Incorporated «†	307,647	44,824,168

Pharmaceuticals : 1.85%
GW Pharmaceuticals plc ADR «†	172,261	11,658,624
Jazz Pharmaceuticals plc †	309,674	50,702,924
		62,361,548

Industrials : 21.59%
Aerospace & Defense : 1.55%
TASER International Incorporated «†	1,974,900	52,295,352

Airlines : 1.68%
Spirit Airlines Incorporated †	749,818	56,671,244

Construction & Engineering : 0.82%
Quanta Services Incorporated †	976,271	27,716,334

2

Wells Fargo Advantage Discovery Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Electrical Equipment : 2.92%
Acuity Brands Incorporated	373,892	$52,371,052
Sensata Technologies Holding NV †	879,521	46,095,696
		98,466,748

Industrial Conglomerates : 1.69%
Carlisle Companies Incorporated	630,979	56,939,545

Machinery : 7.24%
Allison Transmission Holdings Incorporated	1,302,000	44,137,800
Graco Incorporated	537,884	43,127,539
Proto Labs Incorporated «†	553,064	37,143,778
Snap-on Incorporated	346,614	47,395,998
Wabtec Corporation	831,615	72,259,027
		244,064,142

Professional Services : 1.20%
IHS Incorporated Class A †	356,343	40,580,341

Road & Rail : 3.39%
Old Dominion Freight Line Incorporated †	874,499	67,896,102
Swift Transportation Company †	1,621,649	46,427,811
		114,323,913

Trading Companies & Distributors : 1.10%
United Rentals Incorporated †	364,203	37,152,348

Information Technology : 21.57%
Communications Equipment : 1.62%
Palo Alto Networks Incorporated †	447,051	54,795,041

Electronic Equipment, Instruments & Components : 2.67%
Cognex Corporation †	1,201,690	49,665,848
FEI Company	446,005	40,296,552
		89,962,400

Internet Software & Services : 6.06%
Cornerstone OnDemand Incorporated «†	1,125,770	39,627,104
CoStar Group Incorporated †	354,407	65,079,757
HomeAway Incorporated †	759,384	22,614,456
Shutterstock Incorporated †	622,453	43,011,502
Yelp Incorporated †	620,923	33,983,116
		204,315,935

IT Services : 2.63%
Euronet Worldwide Incorporated †	644,531	35,384,752
Vantiv Incorporated Class A †	1,566,685	53,141,955
		88,526,707

Semiconductors & Semiconductor Equipment : 0.88%
Veeco Instruments Incorporated †	853,100	29,756,128

Software : 5.65%
Fleetmatics Group plc †	1,041,565	36,965,142
Guidewire Software Incorporated †	926,260	46,896,544

3

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Discovery Fund

Security name			Shares	Value
Software (continued)
ServiceNow Incorporated †			772,675	$52,425,999
Solera Holdings Incorporated			247,722	12,678,412
Tableau Software Incorporated Class A †			490,052	41,536,808
				190,502,905

Technology Hardware, Storage & Peripherals : 2.06%
Nimble Storage Incorporated «†			1,526,956	41,991,290
Stratasys Limited «†			332,249	27,613,214
				69,604,504

Materials : 2.80%
Chemicals : 2.80%
Axalta Coating Systems Limited †			1,583,041	41,190,727
W.R. Grace & Company †			558,940	53,317,287
				94,508,014

Telecommunication Services : 2.32%
Wireless Telecommunication Services : 2.32%
SBA Communications Corporation Class A †			707,720	78,387,067

Total Common Stocks (Cost $2,765,276,064)				3,345,197,951

		Yield
Short-Term Investments : 6.34%
Investment Companies : 6.34%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.14%	180,820,543	180,820,543
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08	32,821,905	32,821,905
Total Short-Term Investments (Cost $213,642,448)				213,642,448

Total investments in securities (Cost $2,978,918,512) *	105.53%			3,558,840,399
Other assets and liabilities, net	(5.53)			(186,473,811)

Total net assets	100.00%			$3,372,366,588

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $2,988,696,910 and unrealized gains (losses) consists of:

Gross unrealized gains	$665,538,861
Gross unrealized losses	(95,395,372)

Net unrealized gains	$570,143,489

4

Wells Fargo Advantage Discovery Fund (the “Fund”)

Notes to Portfolio of investments — December 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$725,315,683	$0	$0	$725,315,683
Consumer staples	41,688,578	0	0	41,688,578
Energy	92,976,965	0	0	92,976,965
Financials	189,130,193	0	0	189,130,193
Health care	667,517,864	0	0	667,517,864
Industrials	728,209,967	0	0	728,209,967
Information technology	727,463,620	0	0	727,463,620
Materials	94,508,014	0	0	94,508,014
Telecommunication services	78,387,067	0	0	78,387,067
Short-term investments
Investment companies	32,821,905	180,820,543	0	213,642,448

Total assets	$3,378,019,856	$180,820,543	$0	$3,558,840,399

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Enterprise Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 98.24%
Consumer Discretionary : 21.24%
Auto Components : 1.07%
Delphi Automotive plc	110,385	$8,027,197

Distributors : 1.90%
LKQ Corporation †	506,400	14,239,968

Hotels, Restaurants & Leisure : 4.53%
Chipotle Mexican Grill Incorporated †	21,220	14,525,302
Domino’s Pizza Incorporated	123,000	11,582,910
MGM Resorts International †	366,100	7,827,218
		33,935,430

Internet & Catalog Retail : 1.85%
Netflix Incorporated †	19,800	6,763,878
Vipshop Holdings Limited †«	365,709	7,145,954
		13,909,832

Leisure Products : 1.69%
Polaris Industries Incorporated	83,618	12,646,386

Media : 3.98%
Cinemark Holdings Incorporated	340,200	12,104,316
Liberty Global plc Class A	65,130	3,269,852
Liberty Global plc Class C †	300,342	14,509,522
		29,883,690

Specialty Retail : 2.38%
Advance Auto Parts Incorporated	80,729	12,858,515
AutoNation Incorporated †	82,400	4,977,784
		17,836,299

Textiles, Apparel & Luxury Goods : 3.84%
Carter’s Incorporated	132,200	11,542,382
Kate Spade & Company †	161,438	5,167,630
Under Armour Incorporated Class A †	178,360	12,110,644
		28,820,656

Consumer Staples : 1.68%
Beverages : 1.68%
Constellation Brands Incorporated Class A †	128,100	12,575,577

Energy : 3.97%
Energy Equipment & Services : 0.69%
Nabors Industries Limited	395,900	5,138,782

Oil, Gas & Consumable Fuels : 3.28%
Antero Resources Corporation †«	172,263	6,990,433
Concho Resources Incorporated †	80,900	8,069,775
Memorial Resource Development Corporation †	184,800	3,331,944

1

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Enterprise Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company	41,735	$6,212,255
		24,604,407

Financials : 10.36%
Banks : 1.03%
Texas Capital Bancshares Incorporated †	142,435	7,738,494

Capital Markets : 4.68%
Affiliated Managers Group Incorporated †	66,900	14,198,856
Raymond James Financial Incorporated	137,800	7,894,562
SEI Investments Company	324,000	12,972,960
		35,066,378

Diversified Financial Services : 4.65%
IntercontinentalExchange Group Incorporated	84,705	18,574,959
McGraw Hill Financial Incorporated	183,641	16,340,376
		34,915,335

Health Care : 18.00%
Biotechnology : 6.26%
Alkermes plc †	188,900	11,061,984
BioMarin Pharmaceutical Incorporated †	119,893	10,838,327
Puma Biotechnology Incorporated †	17,050	3,227,054
Regeneron Pharmaceuticals Incorporated †	15,000	6,153,750
Vertex Pharmaceuticals Incorporated †	132,200	15,705,360
		46,986,475

Health Care Equipment & Supplies : 2.53%
Cooper Companies Incorporated	65,000	10,535,850
IDEXX Laboratories Incorporated †	56,700	8,406,909
		18,942,759

Health Care Providers & Services : 6.40%
Cardinal Health Incorporated	137,800	11,124,594
Community Health Systems Incorporated †	144,900	7,813,008
DaVita HealthCare Partners Incorporated †	136,425	10,332,830
Envision Healthcare Holdings Incorporated †	262,034	9,089,959
VCA Incorporated †	197,400	9,627,198
		47,987,589

Pharmaceuticals : 2.81%
Jazz Pharmaceuticals plc †	45,900	7,515,207
Perrigo Company plc	81,000	13,539,960
		21,055,167

Industrials : 16.73%
Aerospace & Defense : 1.49%
TASER International Incorporated †«	420,700	11,140,136

Airlines : 1.64%
Delta Air Lines Incorporated	250,500	12,322,095

2

Wells Fargo Advantage Enterprise Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Industrial Conglomerates : 1.71%
Carlisle Companies Incorporated	142,033	$12,817,058

Machinery : 4.87%
Allison Transmission Holdings Incorporated	257,000	8,712,300
Cummins Incorporated	41,121	5,928,415
Proto Labs Incorporated †«	115,023	7,724,945
Wabtec Corporation	162,800	14,145,692
		36,511,352

Professional Services : 2.75%
IHS Incorporated Class A †	80,247	9,138,528
Verisk Analytics Incorporated Class A †	178,800	11,452,140
		20,590,668

Road & Rail : 2.91%
Old Dominion Freight Line Incorporated †	183,500	14,246,940
Swift Transportation Company †	264,086	7,560,782
		21,807,722

Trading Companies & Distributors : 1.36%
United Rentals Incorporated †	100,300	10,231,603

Information Technology : 20.77%
Communications Equipment : 1.49%
Palo Alto Networks Incorporated †	90,991	11,152,767

Electronic Equipment, Instruments & Components : 2.75%
Cognex Corporation †	232,000	9,588,560
FLIR Systems Incorporated	35,216	1,137,829
TE Connectivity Limited	156,500	9,898,625
		20,625,014

Internet Software & Services : 3.52%
CoStar Group Incorporated †	69,063	12,682,039
LinkedIn Corporation Class A †	32,400	7,442,604
Yelp Incorporated †	115,015	6,294,771
		26,419,414

IT Services : 3.56%
Alliance Data Systems Corporation †	54,450	15,575,423
Vantiv Incorporated Class A †	327,381	11,104,764
		26,680,187

Semiconductors & Semiconductor Equipment : 3.60%
Applied Materials Incorporated	480,700	11,979,044
Micron Technology Incorporated †	428,700	15,008,787
		26,987,831

Software : 4.40%
ServiceNow Incorporated †	148,761	10,093,434
Solera Holdings Incorporated	55,016	2,815,719
Tableau Software Incorporated Class A †	98,691	8,365,049

3

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Enterprise Fund

Security name			Shares	Value
Software (continued)
Workday Incorporated Class A †			143,800	$11,735,518
				33,009,720

Technology Hardware, Storage & Peripherals : 1.45%
Western Digital Corporation			98,500	10,903,950

Materials : 2.64%
Chemicals : 2.64%
Axalta Coating Systems Limited †			347,102	9,031,594
W.R. Grace & Company †			113,000	10,779,070
				19,810,664

Telecommunication Services : 2.85%
Wireless Telecommunication Services : 2.85%
SBA Communications Corporation Class A †			192,680	21,341,234

Total Common Stocks (Cost $599,915,053)				736,661,836

		Yield
Short-Term Investments : 4.05%
Investment Companies : 4.05%
Securities Lending Cash Investments, LLC (u)(l)(r)		0.14%	21,837,200	21,837,200
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.08	8,558,711	8,558,711
Total Short-Term Investments (Cost $30,395,911)				30,395,911

Total investments in securities (Cost $630,310,964) *	102.29%			767,057,747
Other assets and liabilities, net	(2.29)			(17,157,826)

Total net assets	100.00%			$749,899,921

†	Non-income-earning security
«	All or a portion of this security is on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $630,799,459 and unrealized gains (losses) consists of:

Gross unrealized gains	$152,685,943
Gross unrealized losses	(16,427,655)

Net unrealized gains	$136,258,288

4

Wells Fargo Advantage Enterprise Fund (the “Fund”)

Notes to Portfolio of investments — December 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$159,299,458	$0	$0	$159,299,458
Consumer staples	12,575,577	0	0	12,575,577
Energy	29,743,189	0	0	29,743,189
Financials	77,720,207	0	0	77,720,207
Health care	134,971,990	0	0	134,971,990
Industrials	125,420,634	0	0	125,420,634
Information technology	155,778,883	0	0	155,778,883
Materials	19,810,664	0	0	19,810,664
Telecommunication services	21,341,234	0	0	21,341,234
Short-term investments
Investment companies	8,558,711	21,837,200	0	30,395,911

Total assets	$745,220,547	$21,837,200	0	$767,057,747

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Opportunity Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 97.34%
Consumer Discretionary : 17.98%
Auto Components : 2.89%
Dana Holding Corporation	1,209,666	$26,298,139
Johnson Controls Incorporated	627,748	30,345,338
		56,643,477

Diversified Consumer Services : 1.81%
Apollo Education Group Incorporated †	1,038,500	35,423,235

Hotels, Restaurants & Leisure : 1.31%
Carnival Corporation	569,146	25,799,388

Household Durables : 1.26%
Harman International Industries Incorporated	231,276	24,679,462

Media : 4.25%
Comcast Corporation Class A «	482,554	27,778,221
Discovery Communications Incorporated Class C †	609,061	20,537,537
Omnicom Group Incorporated	295,390	22,883,863
Time Warner Cable Incorporated	80,544	12,247,521
		83,447,142

Multiline Retail : 4.19%
Macy’s Incorporated	430,983	28,337,132
Nordstrom Incorporated	304,040	24,137,736
Target Corporation	393,143	29,843,485
		82,318,353

Specialty Retail : 2.27%
Chico’s FAS Incorporated	1,334,475	21,631,840
Dick’s Sporting Goods Incorporated	462,367	22,956,522
		44,588,362

Consumer Staples : 5.39%
Food & Staples Retailing : 1.23%
The Kroger Company	375,812	24,130,910

Food Products : 2.34%
General Mills Incorporated	392,517	20,932,932
Mead Johnson Nutrition Company	248,936	25,028,025
		45,960,957

Household Products : 1.03%
Church & Dwight Company Incorporated	255,025	20,098,520

Personal Products : 0.79%
Estee Lauder Companies Incorporated Class A	203,277	15,489,707

Energy : 7.27%
Energy Equipment & Services : 2.81%
Cameron International Corporation †	363,090	18,136,346
Halliburton Company	490,795	19,302,967
Weatherford International plc †	1,551,173	17,760,931
		55,200,244

1

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Opportunity Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels : 4.46%
Cimarex Energy Company	207,286	$21,972,316
EOG Resources Incorporated	234,538	21,593,914
Newfield Exploration Company †	793,608	21,522,649
Range Resources Corporation	419,458	22,420,030
		87,508,909

Financials : 14.36%
Banks : 4.01%
Fifth Third Bancorp	922,332	18,792,515
PNC Financial Services Group Incorporated	342,574	31,253,026
Regions Financial Corporation	2,721,326	28,737,203
		78,782,744

Capital Markets : 2.68%
Invesco Limited	672,597	26,581,033
TD Ameritrade Holding Corporation	728,990	26,083,262
		52,664,295

Insurance : 6.45%
ACE Limited	289,892	33,302,793
American International Group Incorporated	554,300	31,046,343
First American Financial Corporation	684,275	23,196,923
RenaissanceRe Holdings Limited	177,998	17,304,966
The Progressive Corporation	801,383	21,629,327
		126,480,352

REITs : 1.22%
American Tower Corporation	241,353	23,857,744

Health Care : 13.59%
Health Care Equipment & Supplies : 4.38%
C.R. Bard Incorporated	34,873	5,810,539
Covidien plc	277,081	28,339,845
Medtronic Incorporated	331,011	23,898,994
Zimmer Holdings Incorporated	245,385	27,831,567
		85,880,945

Health Care Providers & Services : 0.69%
Patterson Companies Incorporated	282,294	13,578,341

Life Sciences Tools & Services : 5.18%
Agilent Technologies Incorporated	581,840	23,820,530
Bio-Rad Laboratories Incorporated Class A †	250,174	30,160,977
Covance Incorporated †	178,185	18,502,730
Thermo Fisher Scientific Incorporated	233,298	29,229,906
		101,714,143

Pharmaceuticals : 3.34%
Merck & Company Incorporated	269,684	15,315,354
Novartis AG ADR	296,253	27,450,803
Zoetis Incorporated	527,011	22,677,283
		65,443,440

Industrials : 10.28%
Aerospace & Defense : 0.75%
B/E Aerospace Incorporated	253,435	14,704,299

2

Wells Fargo Advantage Opportunity Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Airlines : 1.18%
United Continental Holdings Incorporated †	346,891	$23,203,539

Commercial Services & Supplies : 2.53%
Republic Services Incorporated	659,792	26,556,628
Tyco International plc	523,901	22,978,298
		49,534,926

Electrical Equipment : 2.69%
Babcock & Wilcox Company	877,313	26,582,584
Regal-Beloit Corporation	349,210	26,260,592
		52,843,176

Road & Rail : 3.13%
Canadian Pacific Railway Limited «	78,552	15,136,185
Hertz Global Holdings Incorporated †	996,010	24,840,489
J.B. Hunt Transport Services Incorporated	253,631	21,368,412
		61,345,086

Information Technology : 21.39%
Communications Equipment : 1.26%
Riverbed Technology Incorporated †	1,213,859	24,774,862

Electronic Equipment, Instruments & Components : 1.83%
Amphenol Corporation Class A	485,330	26,115,607
Keysight Technologies Incorporated †	290,920	9,824,368
		35,939,975

Internet Software & Services : 1.39%
Google Incorporated Class C †	51,930	27,335,952

IT Services : 2.64%
Global Payments Incorporated	317,682	25,646,468
Teradata Corporation †	599,579	26,189,611
		51,836,079

Semiconductors & Semiconductor Equipment : 4.90%
Altera Corporation	711,881	26,296,884
ARM Holdings plc	1,149,883	17,664,941
Avago Technologies Limited	238,643	24,005,099
ON Semiconductor Corporation †	2,783,863	28,200,532
		96,167,456

Software : 6.70%
Autodesk Incorporated †	374,408	22,486,944
Check Point Software Technologies Limited †	394,494	30,995,394
Citrix Systems Incorporated †	456,867	29,148,115
Red Hat Incorporated †	460,080	31,809,931
Salesforce.com Incorporated †	285,937	16,958,923
		131,399,307

Technology Hardware, Storage & Peripherals : 2.67%
Apple Incorporated	227,790	25,143,460
NetApp Incorporated	654,229	27,117,792
		52,261,252

3

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Opportunity Fund

Security name			Shares	Value
Materials : 7.08%
Chemicals : 3.91%
Cytec Industries Incorporated			537,363	$24,810,050
Huntsman Corporation			1,070,427	24,384,327
Praxair Incorporated			212,576	27,541,347
				76,735,724

Containers & Packaging : 2.36%
Crown Holdings Incorporated †			485,973	24,736,025
Owens-Illinois Incorporated †			799,194	21,570,246
				46,306,271

Metals & Mining : 0.81%
Royal Gold Incorporated			254,855	15,979,409

Total Common Stocks (Cost $1,301,870,716)				1,910,057,983

		Yield
Short-Term Investments : 3.47%
Investment Companies : 3.47%
Securities Lending Cash Investments, LLC (l)(u)(r)		0.14%	32,520,464	32,520,464
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08	35,704,639	35,704,639
Total Short-Term Investments (Cost $68,225,103)				68,225,103

Total investments in securities (Cost $1,370,095,819) *	100.81%			1,978,283,086
Other assets and liabilities, net	(0.81)			(15,977,380)

Total net assets	100.00%			$1,962,305,706

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $1,378,872,581 and unrealized gains (losses) consists of:

Gross unrealized gains	$642,875,634
Gross unrealized losses	(43,465,129)

Net unrealized gains	$599,410,505

4

Wells Fargo Advantage Opportunity Fund (the “Fund”)

Notes to Portfolio of investments — December 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2014, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

1

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$352,899,419	$0	$0	$352,899,419
Consumer staples	105,680,094	0	0	105,680,094
Energy	142,709,153	0	0	142,709,153
Financials	281,785,135	0	0	281,785,135
Health care	266,616,869	0	0	266,616,869
Industrials	201,631,026	0	0	201,631,026
Information technology	402,049,942	17,664,941	0	419,714,883
Materials	139,021,404	0	0	139,021,404
Short-term investments
Investment companies	35,704,639	32,520,464	0	68,225,103

Total assets	$1,928,097,681	$50,185,405	$0	$1,978,283,086

The Fund recognizes transfers between levels at the end of the reporting period. At December 31, 2014, fair value pricing was used in pricing certain foreign securities and securities valued at $17,664,941 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

2

Wells Fargo Advantage Special Mid Cap Value Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 92.97%
Consumer Discretionary : 7.12%
Auto Components : 1.55%
Lear Corporation	233,900	$22,940,912

Diversified Consumer Services : 1.48%
Apollo Group Incorporated †	644,000	21,966,840

Media : 1.26%
Tribune Media Company Class A	312,000	18,648,240

Specialty Retail : 2.83%
Advance Auto Parts Incorporated	104,600	16,660,688
Ascena Retail Group Incorporated †	790,350	9,926,796
Guess? Incorporated	734,825	15,490,111
		42,077,595

Consumer Staples : 7.25%
Beverages : 2.75%
Molson Coors Brewing Company	547,100	40,769,892

Food Products : 1.20%
TreeHouse Foods Incorporated †	208,600	17,841,558

Household Products : 3.30%
Church & Dwight Company Incorporated	621,700	48,996,177

Energy : 5.02%
Energy Equipment & Services : 2.86%
Ensco plc Class A	995,726	29,821,994
Patterson-UTI Energy Incorporated	763,500	12,666,465
		42,488,459

Oil, Gas & Consumable Fuels : 2.16%
Cimarex Energy Company	151,110	16,017,660
Southwestern Energy Company †	428,600	11,696,494
Whiting Petroleum Corporation †	132,500	4,372,500
		32,086,654

Financials : 24.84%
Banks : 4.77%
PacWest Bancorp	649,207	29,512,950
Regions Financial Corporation	3,916,500	41,358,240
		70,871,190

Capital Markets : 2.70%
Northern Trust Corporation	594,300	40,055,820

Consumer Finance : 1.70%
Ally Financial Incorporated †	1,068,961	25,248,859

Insurance : 14.59%
Allstate Corporation	430,500	30,242,625
Arch Capital Group Limited †	279,150	16,497,765

1

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund

Security name	Shares	Value
Insurance (continued)
Brown & Brown Incorporated	1,376,000	$45,284,160
FNF Group	924,600	31,852,470
Loews Corporation	969,100	40,721,582
ProAssurance Corporation	827,300	37,352,595
Validus Holdings Limited	349,869	14,540,556
		216,491,753

REITs : 1.08%
Host Hotels & Resorts Incorporated	676,100	16,070,897

Health Care : 9.19%
Health Care Equipment & Supplies : 1.88%
C.R. Bard Incorporated	167,700	27,942,174

Health Care Providers & Services : 5.70%
Centene Corporation †	204,300	21,216,555
Cigna Corporation	133,975	13,787,367
Patterson Companies Incorporated	440,800	21,202,480
Quest Diagnostics Incorporated	424,200	28,446,852
		84,653,254

Life Sciences Tools & Services : 1.61%
Covance Incorporated †	230,000	23,883,200

Industrials : 18.42%
Aerospace & Defense : 1.59%
Alliant Techsystems Incorporated	202,600	23,552,250

Air Freight & Logistics : 1.81%
Expeditors International of Washington Incorporated	602,300	26,868,603

Commercial Services & Supplies : 2.44%
Republic Services Incorporated	898,875	36,179,719

Construction & Engineering : 3.26%
EMCOR Group Incorporated	827,009	36,793,630
Jacobs Engineering Group Incorporated †	258,800	11,565,772
		48,359,402

Electrical Equipment : 1.21%
Regal-Beloit Corporation	238,600	17,942,720

Machinery : 3.05%
AGCO Corporation	320,300	14,477,560
Joy Global Incorporated	227,900	10,601,908
The Timken Company	475,200	20,281,536
		45,361,004

Professional Services : 1.91%
Towers Watson & Company Class A	250,700	28,371,719

Road & Rail : 0.25%
Ryder System Incorporated	40,300	3,741,855

Transportation Infrastructure : 2.90%
Macquarie Infrastructure Company LLC	604,706	42,988,550

2

Wells Fargo Advantage Special Mid Cap Value Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name		Shares	Value
Information Technology : 16.91%
Electronic Equipment, Instruments & Components : 3.23%
Avnet Incorporated		656,100	$28,225,422
Knowles Corporation «†		837,350	19,719,593
			47,945,015

IT Services : 6.95%
Broadridge Financial Solutions Incorporated		728,215	33,628,969
CoreLogic Incorporated †		642,400	20,293,416
DST Systems Incorporated		445,020	41,898,633
Teradata Corporation †		167,200	7,303,296
			103,124,314

Semiconductors & Semiconductor Equipment : 2.38%
Altera Corporation		433,400	16,009,796
Lam Research Corporation		243,500	19,319,290
			35,329,086

Software : 4.35%
Check Point Software Technologies Limited †		261,900	20,577,483
Synopsys Incorporated †		1,011,900	43,987,293
			64,564,776

Materials : 3.45%
Chemicals : 2.29%
Agrium Incorporated «		53,200	5,039,104
FMC Corporation		507,100	28,919,913
			33,959,017

Construction Materials : 1.16%
Eagle Materials Incorporated		226,100	17,190,381

Utilities : 0.77%
Multi-Utilities : 0.77%
Ameren Corporation		249,550	11,511,742

Total Common Stocks (Cost $1,178,381,978)			1,380,023,627

	Yield
Short-Term Investments : 9.44%
Investment Companies : 9.44%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.14%	19,895,200	19,895,200
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	120,191,411	120,191,411
Total Short-Term Investments (Cost $140,086,611)			140,086,611

3

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund

Total investments in securities (Cost $1,318,468,589) *	102.41%	$1,520,110,238
Other assets and liabilities, net	(2.41)	(35,735,806)

Total net assets	100.00%	$1,484,374,432

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $1,318,425,832 and unrealized gains (losses) consists of:

Gross unrealized gains	$243,662,993
Gross unrealized losses	(41,978,587)

Net unrealized gains	$201,684,406

4

Wells Fargo Advantage Special Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments — December 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$105,633,587	$0	$0	$105,633,587
Consumer staples	107,607,627	0	0	107,607,627
Energy	74,575,113	0	0	74,575,113
Financials	368,738,519	0	0	368,738,519
Health care	136,478,628	0	0	136,478,628
Industrials	273,365,822	0	0	273,365,822
Information technology	250,963,191	0	0	250,963,191
Materials	51,149,398	0	0	51,149,398
Utilities	11,511,742	0	0	11,511,742
Short-term investments
Investment companies	120,191,411	19,895,200	0	140,086,611

Total assets	$1,500,215,038	$19,895,200	$0	$1,520,110,238

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Precious Metals Fund	Consolidated Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 91.90%
Australia : 3.64%
Newcrest Mining Limited (Materials, Metals & Mining) †	928,440	$8,169,278
Regis Resources Limited (Materials, Metals & Mining) †	3,000,000	4,676,749
		12,846,027

Canada : 64.12%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	266,370	6,630,591
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining)	35,000	871,150
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	625,164	15,560,332
Alamos Gold Incorporated (Materials, Metals & Mining)	1,337,600	9,555,930
Aureus Mining Incorporated (Materials, Metals & Mining) †	5,603,000	1,604,660
AuRico Gold Incorporated (Materials, Metals & Mining)	700,000	2,319,676
B2Gold Corporation (Materials, Metals & Mining) †	4,890,000	7,997,074
Barrick Gold Corporation (Materials, Metals & Mining)	604,083	6,493,892
Centerra Gold Incorporated (Materials, Metals & Mining)	720,000	3,743,157
Centerra Gold Incorporated (Materials, Metals & Mining) 144A	350,000	1,819,590
Continental Gold Limited (Materials, Metals & Mining) †	500,000	796,178
Detour Gold Corporation (Materials, Metals & Mining) †	121,057	988,837
Detour Gold Corporation (Materials, Metals & Mining) 144A	525,000	4,288,389
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining)	90,000	735,152
Eldorado Gold Corporation (Materials, Metals & Mining)	3,951,044	24,077,631
Entree Gold Incorporated-Legend Shares (Materials, Metals & Mining) (i)	1,275,000	224,974
Exeter Resource Corporation-Legend Shares (Materials, Metals & Mining)	585,000	347,435
First Quantum Minerals Limited-Legend Shares (Materials, Metals & Mining)	96,000	1,364,228
Franco-Nevada Corporation (Materials, Metals & Mining) 144A	142,500	7,017,064
Franco-Nevada Corporation (Materials, Metals & Mining)	200,000	9,848,511
Goldcorp Incorporated (Materials, Metals & Mining)	1,107,254	20,500,115
Goldcorp Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	721,694	13,365,773
Kinross Gold Corporation (Materials, Metals & Mining) †	4,850,553	13,610,607
Mag Silver Corporation (Materials, Metals & Mining) †	560,000	4,588,742
Mag Silver Corporation-Legend Shares (Materials, Metals & Mining)	100,000	819,418
New Gold Incorporated (Materials, Metals & Mining) †	1,540,000	6,601,136
Oceanagold Corp Common Stock (Materials, Metals & Mining) †	350,000	608,538
Osisko Gold Royalties Limited (Materials, Metals & Mining)	366,700	5,170,034
Platinum Group Metals Limited (Materials, Metals & Mining) †	3,450,000	1,633,242
Platinum Group Metals Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining) †	1,440,000	701,136
Platinum Group Metals Limited-Legend Shares (Materials, Metals & Mining)	800,000	378,723
Primero Mining Corporation (Materials, Metals & Mining) †	485,100	1,866,412
Rio Alto Mining Limited (Materials, Metals & Mining) †	500,000	1,213,634
Semafo Incorporated (Materials, Metals & Mining) †	2,060,400	5,284,896
Silver Wheaton Corporation (Materials, Metals & Mining)	12,950	263,392
Silver Wheaton Corporation-U.S. Exchange Traded Shares (Materials, Metals & Mining)	630,000	12,807,900
Tahoe Resources Incorporated (Materials, Metals & Mining)	690,000	9,591,582
Tahoe Resources Incorporated-Legend Shares (Materials, Metals & Mining)	280,000	3,892,236
Torex Gold Resources Incorporated (Materials, Metals & Mining) †	1,800,000	1,905,664
Torex Gold Resources Incorporated (Materials, Metals & Mining) (i)144A	1,850,000	1,958,599
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining) (i)	2,662,500	2,818,794
Yamana Gold Incorporated (Materials, Metals & Mining)	1,962,731	7,923,230
Yamana Gold Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	640,537	2,574,959
		226,363,213

Peru : 0.15%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	54,644	522,397

South Africa : 0.97%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining) †	200,591	1,745,142
Impala Platinum Holdings Limited (Materials, Metals & Mining) †	259,346	1,694,882
		3,440,024

1

Consolidated Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Precious Metals Fund

Security name			Shares	Value
United Kingdom : 15.33%
Fresnillo plc (Materials, Metals & Mining)			1,250,000	$14,856,165
Hochschild Mining plc (Materials, Metals & Mining) †			599,251	821,914
Randgold Resources Limited ADR (Materials, Metals & Mining)			570,000	38,423,700
				54,101,779

United States : 7.69%
Newmont Mining Corporation (Materials, Metals & Mining)			160,455	3,032,600
Royal Gold Incorporated (Materials, Metals & Mining)			384,436	24,104,137
				27,136,737

Total Common Stocks (Cost $336,472,031)				324,410,177

			Troy ounces
Commodities : 7.80%
Gold Bullion **			12,859	27,549,646
Total Commodities (Cost $17,794,357)				27,549,646

Short-Term Investments : 0.49%
		Yield	Shares
Investment Companies : 0.49%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.08%	1,737,345	1,737,345

Total Short-Term Investments (Cost $1,737,345)				1,737,345

Total investments in securities (Cost $356,003,733) *	100.19%			353,697,168
Other assets and liabilities, net	(0.19)			(685,157)

Total net assets	100.00%			$353,012,011

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
**	Represents an investment held in Wells Fargo Special Investments (Cayman) SPC, the consolidated entity.
(u)	The rate represents the 7-day annualized yield at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $396,106,347 and unrealized gains (losses) consists of:

Gross unrealized gains	$112,939,523
Gross unrealized losses	(155,348,702)

Net unrealized losses	$(42,409,179)

2

Wells Fargo Advantage Precious Metals Fund (the “Fund”)

Notes to Consolidated Portfolio of investments — December 31, 2014 (unaudited)

Investment in subsidiary

The Fund invests in precious metals and minerals through Wells Fargo Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of December 31, 2014, the Subsidiary held $27,549,646 in gold bullion representing 99.83% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of December 31, 2014, the Fund held $27,595,023 in the Subsidiary, representing 7.82% of the Fund’s net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in commodities are valued at their last traded price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2014, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities
Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$0	$12,846,027	$0	$12,846,027
Canada	226,363,213	0	0	226,363,213
Peru	522,397	0	0	522,397
South Africa	1,745,142	1,694,882	0	3,440,024
United Kingdom	54,101,779	0	0	54,101,779
United Sates	12,280,572	14,856,165	0	27,136,737
Commodities	27,549,646	0	0	27,549,646
Short-term investments
Investment companies	1,737,345	0	0	1,737,345

Total assets	$324,300,094	$29,397,074	$0	$353,697,168

The Fund recognizes transfers between levels at the end of the reporting period. At December 31, 2014, fair value pricing was used in pricing certain foreign securities and securities valued at $29,397,074 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

Wells Fargo Advantage Specialized Technology Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 96.34%
Consumer Discretionary : 2.46%
Automobiles : 1.65%
Tesla Motors Incorporated †	24,725	$5,499,087

Internet & Catalog Retail : 0.81%
Vipshop Holdings Limited ADS †	136,935	2,675,710

Financials : 0.22%
REITs : 0.22%
American Tower Corporation	7,425	733,961

Health Care : 0.15%
Health Care Technology : 0.15%
Veeva Systems Incorporated Class A †«	18,855	497,961

Industrials : 1.22%
Electrical Equipment : 1.22%
NIDEC Corporation	62,900	4,062,437

Information Technology : 91.25%
Communications Equipment : 6.29%
Alcatel-Lucent SA †	566,630	2,026,960
Alcatel-Lucent SA ADR †«	279,115	990,858
Cisco Systems Incorporated	55,090	1,532,328
F5 Networks Incorporated †	36,810	4,802,417
Palo Alto Networks Incorporated †	86,785	10,637,237
QUALCOMM Incorporated	12,880	957,370
		20,947,170

Electronic Equipment, Instruments & Components : 1.80%
CDW Corporation of Delaware	114,620	4,031,185
Keyence Corporation	700	311,916
Murata Manufacturing Company Limited	11,600	1,265,803
OMRON Corporation	8,400	375,778
		5,984,682

Internet Software & Services : 13.02%
Akamai Technologies Incorporated †	71,735	4,516,436
Alibaba Group Holding Limited ADR †	21,515	2,236,269
Baidu Incorporated ADR †	23,745	5,413,148
Facebook Incorporated Class A †	275,210	21,471,884
Google Incorporated Class A †	9,525	5,054,537
NetEase Incorporated ADR	25,650	2,542,941
Rackspace Hosting Incorporated †	36,786	1,721,953
Tencent Holdings Limited	30,100	435,515
		43,392,683

IT Services : 8.35%
Alliance Data Systems Corporation †	12,990	3,715,790
Cognizant Technology Solutions Corporation Class A †	77,630	4,087,996
Computer Sciences Corporation	63,338	3,993,461
Fidelity National Information Services Incorporated	41,770	2,598,094
Fiserv Incorporated †	44,235	3,139,358

1

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Specialized Technology Fund

Security name		Shares	Value
IT Services (continued)
MasterCard Incorporated Class A		38,198	$3,291,140
Visa Incorporated Class A		26,725	7,007,295
			27,833,134

Semiconductors & Semiconductor Equipment : 19.62%
Avago Technologies Limited		108,765	10,940,671
Broadcom Corporation Class A		107,040	4,638,043
Intel Corporation		185,705	6,739,234
Lam Research Corporation		119,015	9,442,650
Micron Technology Incorporated †		330,300	11,563,803
NXP Semiconductors NV †		81,330	6,213,612
RF Micro Devices Incorporated †		48,320	801,629
SK Hynix Incorporated †		39,075	1,669,886
Skyworks Solutions Incorporated		121,060	8,802,273
SunPower Corporation †«		126,090	3,256,905
Taiwan Semiconductor Manufacturing Company Limited ADR		58,070	1,299,607
			65,368,313

Software : 23.21%
Aspen Technology Incorporated †		22,675	794,079
Autodesk Incorporated †		137,531	8,260,112
Check Point Software Technologies Limited †		47,290	3,715,575
Fortinet Incorporated †		84,940	2,604,260
Informatica Corporation †		51,679	1,970,779
Intuit Incorporated		85,615	7,892,847
Microsoft Corporation		584,445	27,147,470
Oracle Corporation		128,665	5,786,065
Salesforce.com Incorporated †		40,993	2,431,295
ServiceNow Incorporated †		171,830	11,658,666
Splunk Incorporated †		12,855	757,802
Tableau Software Incorporated Class A †		50,815	4,307,079
			77,326,029

Technology Hardware, Storage & Peripherals : 18.96%
Apple Incorporated		230,960	25,493,365
EMC Corporation		81,145	2,413,252
Hewlett-Packard Company		232,560	9,332,633
Lenovo Group Limited		294,000	383,850
NEC Corporation		21,000	61,026
Samsung Electronics Company Limited		2,860	3,438,418
SanDisk Corporation		89,785	8,797,134
Seagate Technology plc		76,415	5,081,598
Western Digital Corporation		73,745	8,163,570
			63,164,846

Telecommunication Services : 1.04%
Wireless Telecommunication Services : 1.04%
SBA Communications Corporation Class A †		31,354	3,472,769

Total Common Stocks (Cost $236,602,765)			320,958,782

	Yield
Short-Term Investments : 5.43%
Investment Companies : 5.43%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.14%	4,594,075	4,594,075

2

Wells Fargo Advantage Specialized Technology Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	13,491,937	$13,491,937
Total Short-Term Investments (Cost $18,086,012)				18,086,012

Total investments in securities (Cost $254,688,777) *	101.77%			339,044,794
Other assets and liabilities, net	(1.77)			(5,885,567)

Total net assets	100.00%			$333,159,227

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $255,873,736 and unrealized gains (losses) consists of:

Gross unrealized gains	$84,876,749
Gross unrealized losses	(1,705,691)

Net unrealized gains	$83,171,058

3

Wells Fargo Advantage Specialized Technology Fund (the “Fund”)

Notes to Portfolio of investments — December 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2014, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$8,174,797	$0	$0	$8,174,797
Financials	733,961	0	0	733,961
Health care	497,961	0	0	497,961
Industrials	0	4,062,437	0	4,062,437
Information technology	294,047,705	9,969,152	0	304,016,857
Telecommunication services	3,472,769	0	0	3,472,769
Short-term investments
Investment companies	13,491,937	4,594,075	0	18,086,012

Total assets	$320,419,130	$18,625,664	$0	$339,044,794

The Fund recognizes transfers between levels at the end of the reporting period. At December 31, 2014, fair value pricing was used in pricing certain foreign securities and securities valued at 14,031,589 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

Wells Fargo Advantage Utility and Telecommunications Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 96.85%
Consumer Discretionary : 2.84%
Media : 2.84%
Comcast Corporation Class A	225,100	$13,058,051

Energy : 9.89%
Oil, Gas & Consumable Fuels : 9.89%
American Eagle Energy Corporation †«	320,000	199,232
Energen Corporation	100,000	6,376,000
EQT Corporation	58,600	4,436,020
EQT Midstream Partners LP	100,000	8,800,000
Magnum Hunter Resources Corporation †«	1,400,000	4,396,000
The Williams Companies Incorporated	270,000	12,133,800
Veresen Incorporated «	575,000	9,086,762
		45,427,814

Financials : 10.91%
Capital Markets : 0.30%
Ashford Incorporated †	14,718	1,383,492

REITs : 10.61%
Ashford Hospitality Trust	1,280,500	13,419,640
Bluerock Residential Growth REIT Incorporated	148,588	1,846,949
Chatham Lodging Trust	600,000	17,382,000
Preferred Apartment Communities Incorporated Class A	750,000	6,825,000
Strategic Hotel & Resorts Incorporated †	700,000	9,261,000
		48,734,589

Industrials : 0.06%
Construction & Engineering : 0.06%
Ameresco Incorporated Class A †	35,000	245,000

Information Technology : 8.53%
Internet Software & Services : 1.35%
Rocket Internet AG †	100,000	6,218,448

IT Services : 7.18%
Convergys Corporation	120,968	2,464,118
MasterCard Incorporated Class A	80,000	6,892,800
Visa Incorporated Class A	90,000	23,598,000
		32,954,918

Telecommunication Services : 5.22%
Diversified Telecommunication Services : 2.12%
AT&T Incorporated	150,000	5,038,500
Verizon Communications Incorporated	100,000	4,678,000
		9,716,500

Wireless Telecommunication Services : 3.10%
Cellcom Israel Limited †	187,404	1,624,068
Shenandoah Telecommunications Company	307,600	9,612,500
Turkcell Iletisim Hizmetleri AS ADR †	200,000	3,024,000
		14,260,568

1

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund

Security name			Shares	Value
Utilities : 59.40%
Electric Utilities : 30.18%
ALLETE Incorporated			10,000	$551,400
American Electric Power Company Incorporated			175,000	10,626,000
Edison International			350,000	22,918,000
Great Plains Energy Incorporated			400,000	11,364,000
IDACORP Incorporated			75,000	4,964,250
ITC Holdings Corporation			600,000	24,258,000
NextEra Energy Incorporated			220,000	23,383,800
Northeast Utilities			425,000	22,746,000
PNM Resources Incorporated			600,000	17,778,000
				138,589,450

Gas Utilities : 4.32%
National Fuel Gas Company			250,000	17,382,500
Snam SpA			500,000	2,474,610
				19,857,110

Independent Power & Renewable Electricity Producers : 1.20%
Calpine Corporation †			250,000	5,532,500

Multi-Utilities : 21.38%
Alliant Energy Corporation			300,000	19,926,000
CenterPoint Energy Incorporated			250,000	5,857,500
CMS Energy Corporation			650,000	22,587,500
Dominion Resources Incorporated			175,000	13,457,500
Northwestern Corporation			102,411	5,794,414
Public Service Enterprise Group Incorporated			200,000	8,282,000
Sempra Energy			200,000	22,272,000
				98,176,914

Water Utilities : 2.32%
American Water Works Company Incorporated			200,000	10,660,000

Total Common Stocks (Cost $267,849,043)				444,815,354

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 0.38%
Energy : 0.38%
Oil, Gas & Consumable Fuels : 0.38%
Energy and Exploration Partners Incorporated	8.00%	7-1-2019	$5,000,000	1,750,000

Total Corporate Bonds and Notes (Cost $5,000,000)				1,750,000

		Expiration date	Shares
Warrants : 0.46%
Energy : 0.46%
Oil, Gas & Consumable Fuels : 0.46%
Kinder Morgan Incorporated †		5-25-2017	496,000	2,112,960
Magnum Hunter Resources Corporation †«(a)		4-15-2016	140,000	0
Total Warrants (Cost $553,300)				2,112,960

2

Wells Fargo Advantage Utility and Telecommunications Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 5.20%
Investment Companies : 5.20%
Securities Lending Cash Investments, LLC (l)(u)(r)		0.14%	13,465,573	$13,465,573
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08	10,388,009	10,388,009
Total Short-Term Investments (Cost $23,853,582)				23,853,582

Total investments in securities (Cost $297,255,925) *	102.89%			472,531,896
Other assets and liabilities, net	(2.89)			(13,256,171)

Total net assets	100.00%			$459,275,725

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $297,022,098 and unrealized gains (losses) consists of:

Gross unrealized gains	$185,287,319
Gross unrealized losses	(9,777,521)

Net unrealized gains	$175,509,798

3

Wells Fargo Advantage Utility and Telecommunications Fund (the “Fund”)

Notes to Portfolio of investments — December 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2014, such fair value pricing was used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$13,058,051	$0	$0	$13,058,051
Energy	45,427,814	0	0	45,427,814
Financials	50,118,081	0	0	50,118,081
Industrials	245,000	0	0	245,000
Information technology	39,173,366	0	0	39,173,366
Telecommunication services	22,353,000	1,624,068	0	23,977,068
Utilities	270,341,364	2,474,610	0	272,815,974
Corporate bonds and notes
Energy	0	1,750,000	0	1,750,000
Warrants
Energy	0	2,112,960	0	2,112,960
Short-term investments
Investment companies	10,388,009	13,465,573	0	23,853,582

Total assets	$451,104,685	$21,427,211	$0	$472,531,896

The fund recognizes transfers between levels at the end of the reporting period. At December 31, 2014, fair value pricing was used in pricing certain foreign securities and securities valued at $4,098,678 were transferred from Level 1 to Level 2 within the fair value hierarchy. The fund did not have any transfers into/out of Level 3.

.

Wells Fargo Advantage Intrinsic Small Cap Value Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 95.69%
Consumer Discretionary : 15.69%
Hotels, Restaurants & Leisure : 5.14%
Interval Leisure Group Incorporated	110,394	$2,306,131
Seaworld Entertainment Incorporated	223,540	4,001,366
Six Flags Entertainment Corporation	35,400	1,527,510
		7,835,007

Household Durables : 1.47%
Taylor Morrison Home Corporation Class A †	100,326	1,895,158
Tupperware Corporation	5,618	353,934
		2,249,092

Multiline Retail : 1.68%
Big Lots Incorporated	63,950	2,559,279

Specialty Retail : 7.40%
Abercrombie & Fitch Company Class A	48,900	1,400,496
Ann Incorporated †	34,360	1,253,453
Ascena Retail Group Incorporated †	138,000	1,733,280
Chico’s FAS Incorporated	60,979	988,470
DSW Incorporated Class A	31,640	1,180,172
Office Depot Incorporated †	551,750	4,731,256
		11,287,127

Consumer Staples : 7.94%
Beverages : 1.73%
Treasury Wine Estates ADR	676,700	2,643,190

Food Products : 6.21%
Dean Foods Company	171,000	3,313,980
Flowers Foods Incorporated	117,593	2,256,610
J & J Snack Foods Corporation	15,500	1,685,935
Post Holdings Incorporated †«	52,700	2,207,603
		9,464,128

Energy : 7.07%
Energy Equipment & Services : 2.40%
Forum Energy Technologies Incorporated †	85,550	1,773,452
Helix Energy Solutions Group Incorporated †	86,865	1,884,971
		3,658,423

Oil, Gas & Consumable Fuels : 4.67%
Diamondback Energy Incorporated †	41,400	2,474,892
Oasis Petroleum Incorporated †	159,700	2,641,438
RSP Permian Incorporated †«	80,023	2,011,778
		7,128,108

Financials : 24.10%
Banks : 8.03%
Cathay General Bancorp	61,730	1,579,671
FirstMerit Corporation	168,450	3,182,021
Hancock Holding Company	65,770	2,019,139
Umpqua Holdings Corporation	145,400	2,473,254

1

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund

Security name	Shares	Value
Banks (continued)
Zions Bancorporation	104,995	$2,993,407
		12,247,492

Capital Markets : 1.17%
Virtus Investment Partners Incorporated	10,458	1,782,984

Consumer Finance : 1.63%
Encore Capital Group Incorporated †	56,200	2,495,280

Real Estate Management & Development : 1.71%
Jones Lang LaSalle Incorporated	17,450	2,616,279

REITs : 5.90%
Equity Commonwealth	68,539	1,759,396
Parkway Properties Incorporated	114,050	2,097,380
Pennymac Mortgage Investment Trust	116,500	2,456,985
Redwood Trust Incorporated «	136,450	2,688,065
		9,001,826

Thrifts & Mortgage Finance : 5.66%
Essent Group Limited †	120,807	3,105,948
Ladder Capital Corporation Class A †	117,000	2,294,370
Ocwen Financial Corporation †«	213,830	3,228,833
		8,629,151

Health Care : 8.72%
Health Care Equipment & Supplies : 3.25%
Integra LifeSciences Holdings †	47,700	2,586,771
Steris Corporation «	36,600	2,373,510
		4,960,281

Health Care Providers & Services : 2.92%
AMN Healthcare Services Incorporated †	227,400	4,457,040

Life Sciences Tools & Services : 2.55%
Bio-Rad Laboratories Incorporated Class A †	19,300	2,326,808
Charles River Laboratories International Incorporated †	24,500	1,559,180
		3,885,988

Industrials : 17.35%
Commercial Services & Supplies : 7.42%
Herman Miller Incorporated	45,200	1,330,236
Kar Auction Services Incorporated	147,150	5,098,748
Tetra Tech Incorporated	83,900	2,240,130
United Stationers Incorporated	62,800	2,647,648
		11,316,762

Construction & Engineering : 1.39%
EMCOR Group Incorporated	47,781	2,125,777

Electrical Equipment : 1.78%
Babcock & Wilcox Company	89,401	2,708,850

Machinery : 1.94%
Harsco Corporation	79,550	1,502,700
IDEX Corporation	18,800	1,463,392
		2,966,092

2

Wells Fargo Advantage Intrinsic Small Cap Value Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name			Shares	Value
Professional Services : 2.73%
Korn/Ferry International †			48,940	$1,407,514
Resources Connection Incorporated			168,000	2,763,600
				4,171,114

Road & Rail : 0.92%
Landstar System Incorporated			19,280	1,398,378

Trading Companies & Distributors : 1.17%
Beacon Roofing Supply Incorporated †			63,900	1,776,420

Information Technology : 10.43%
Electronic Equipment, Instruments & Components : 1.62%
Jabil Circuit Incorporated			113,350	2,474,431

IT Services : 4.26%
CoreLogic Incorporated †			83,300	2,631,447
EVERTEC Incorporated			139,700	3,091,561
VeriFone Systems Incorporated †			20,800	773,760
				6,496,768

Software : 2.66%
Fair Isaac Corporation			20,350	1,471,305
Informatica Corporation †			67,635	2,579,261
				4,050,566

Technology Hardware, Storage & Peripherals : 1.89%
Avid Technology Incorporated †			203,000	2,884,630

Materials : 2.95%
Containers & Packaging : 2.95%
Berry Plastics Group Incorporated †			47,100	1,486,005
Silgan Holdings Incorporated			56,400	3,023,040
				4,509,045

Utilities : 1.44%
Electric Utilities : 1.44%
Westar Energy Incorporated			53,250	2,196,027

Total Common Stocks (Cost $125,672,565)				145,975,535

		Yield
Short-Term Investments : 10.14%
Investment Companies : 10.14%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.14%	9,583,250	9,583,250
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08	5,885,871	5,885,871
Total Short-Term Investments (Cost $15,469,121)				15,469,121

Total investments in securities (Cost $141,141,686)*	105.83%			161,444,656
Other assets and liabilities, net	(5.83)			(8,893,225)

Total net assets	100.00%			$152,551,431

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

3

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $141,408,504 and unrealized gains (losses) consists of:

Gross unrealized gains	$26,620,562
Gross unrealized losses	(6,584,410)

Net unrealized gains	$20,036,152

4

Wells Fargo Advantage Intrinsic Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments — December 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$23,930,505	$0	$0	$23,930,505
Consumer staples	12,107,318	0	0	12,107,318
Energy	10,786,531	0	0	10,786,531
Financials	36,773,012	0	0	36,773,012
Health care	13,303,309	0	0	13,303,309
Industrials	26,463,393	0	0	26,463,393
Information technology	15,906,395	0	0	15,906,395
Materials	4,509,045	0	0	4,509,045
Utilities	2,196,027	0	0	2,196,027
Short-term investments
Investment companies	5,885,871	9,583,250	0	15,469,121

Total assets	$151,861,406	$9,583,250	$0	$161,444,656

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 93.61%
Consumer Discretionary : 10.31%
Auto Components : 1.03%
Fox Factory Holding Corporation †	85,553	$1,388,525
Motorcar Parts of America Incorporated †	64,183	1,995,449
		3,383,974

Diversified Consumer Services : 1.14%
Chegg Incorporated †«	198,200	1,369,562
Servicemaster Global Holdings Incorporated †	89,713	2,401,617
		3,771,179

Hotels, Restaurants & Leisure : 2.55%
ClubCorp Holdings Incorporated	95,400	1,710,522
Domino’s Pizza Incorporated	19,400	1,826,898
Homeinns Hotel Group ADR †	40,900	1,227,818
Red Robin Gourmet Burgers Incorporated †	47,200	3,633,220
		8,398,458

Leisure Products : 1.23%
Brunswick Corporation	78,900	4,044,414

Media : 2.22%
AMC Entertainment Holdings Class A	138,400	3,623,312
Cinedigm Corporation †	576,900	934,578
Global Eagle Entertainment Incorporated †	142,600	1,940,786
John Wiley & Sons Incorporated Class A	14,200	841,208
		7,339,884

Specialty Retail : 1.04%
American Eagle Outfitters Incorporated «	246,700	3,424,196

Textiles, Apparel & Luxury Goods : 1.10%
Steven Madden Limited †	114,400	3,641,352

Consumer Staples : 0.68%
Food Products : 0.68%
Dean Foods Company	116,350	2,254,863

Energy : 3.39%
Energy Equipment & Services : 0.73%
Bristow Group Incorporated	11,200	736,848
Matrix Service Company †	34,200	763,344
RigNet Incorporated †	22,000	902,660
		2,402,852

Oil, Gas & Consumable Fuels : 2.66%
Carrizo Oil & Gas Incorporated †	61,500	2,558,400
Jones Energy Incorporated †«	95,500	1,089,655
Laredo Petroleum Holdings Incorporated †«	104,800	1,084,680
Synergy Resources Corporation †	222,200	2,786,388
Teekay Corporation	24,634	1,253,624
		8,772,747

1

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund

Security name	Shares	Value
Financials : 20.68%
Banks : 6.40%
First Citizens BancShares Corporation Class A	10,291	$2,601,462
First Horizon National Corporation	111,900	1,519,602
FirstMerit Corporation	140,700	2,657,823
Heritage Financial Corporation	73,900	1,296,945
Lakeland Financial Corporation	36,100	1,569,267
Old National Bancorp	230,072	3,423,471
PacWest Bancorp	40,000	1,818,400
Simmons First National Corporation	37,500	1,524,375
South State Corporation	38,800	2,602,704
Wintrust Financial Corporation	44,600	2,085,496
		21,099,545

Capital Markets : 3.15%
FXCM Incorporated Class A «	144,000	2,386,080
Golub Capital BDC Incorporated «	131,239	2,353,109
HFF Incorporated Class A	82,900	2,977,768
Stifel Financial Corporation †	52,731	2,690,336
		10,407,293

Diversified Financial Services : 0.56%
Compass Diversified Holdings	113,200	1,839,500

Insurance : 4.29%
Amerisafe Incorporated	47,900	2,029,044
Brown & Brown Incorporated	198,700	6,539,219
ProAssurance Corporation	61,229	2,764,489
Reinsurance Group of America Incorporated	32,200	2,821,364
		14,154,116

Real Estate Management & Development : 1.24%
Kennedy Wilson Holdings Incorporated	162,000	4,098,600

REITs : 4.50%
Blackstone Mortgage Trust Incorporated Class A	54,439	1,586,352
Douglas Emmett Incorporated	62,200	1,766,480
Equity Lifestyle Properties Incorporated	51,832	2,671,940
Mid-America Apartment Communities Incorporated	42,603	3,181,592
Parkway Properties Incorporated	61,462	1,130,286
Redwood Trust Incorporated «	71,894	1,416,312
Terreno Realty Corporation	150,775	3,110,488
		14,863,450

Thrifts & Mortgage Finance : 0.54%
Radian Group Incorporated	106,000	1,772,320

Health Care : 14.21%
Biotechnology : 1.43%
Cepheid Incorporated †	64,200	3,475,788
Flexion Therapeutics Incorporated †	38,065	768,532
Lexicon Genetics Incorporated †«	506,500	460,864
		4,705,184

Health Care Equipment & Supplies : 4.59%
Cooper Companies Incorporated	12,200	1,977,498
K2M Group Holdings Incorporated †	63,545	1,326,184
Masimo Corporation †	50,800	1,338,072
Sientra Incorporated †	22,519	378,094
Sirona Dental Systems Incorporated †	33,100	2,891,947
Spectranetics Corporation †	54,400	1,881,152

2

Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Trinity Biotech plc ADR	83,900	$1,469,089
Unilife Corporation †«	348,069	1,166,031
West Pharmaceutical Services Incorporated	50,700	2,699,268
		15,127,335

Health Care Providers & Services : 3.19%
Centene Corporation †	27,500	2,855,875
HealthSouth Rehabilitation Corporation	64,682	2,487,670
LifePoint Hospitals Incorporated †	48,600	3,494,826
Surgical Care Affiliates Incorporated †	50,400	1,695,960
		10,534,331

Life Sciences Tools & Services : 3.10%
Fluidigm Corporation †	42,700	1,440,271
INC Research Holdings Incorporated Class A †	37,104	953,202
Parexel International Corporation †	58,900	3,272,484
VWR Corporation †«	176,080	4,555,190
		10,221,147

Pharmaceuticals : 1.90%
Aerie Pharmaceuticals Incorporated †	55,000	1,605,450
Catalent Incorporated †	106,790	2,977,305
Salix Pharmaceuticals Limited †	14,800	1,701,112
		6,283,867

Industrials : 17.50%
Aerospace & Defense : 1.84%
DigitalGlobe Incorporated †	63,300	1,960,401
Hexcel Corporation †	99,200	4,115,808
		6,076,209

Airlines : 0.61%
Allegiant Travel Company	13,292	1,998,186

Building Products : 2.04%
Fortune Brands Home & Security Incorporated	39,300	1,779,111
Simpson Manufacturing Company Incorporated	84,600	2,927,160
Universal Forest Products Incorporated	38,200	2,032,240
		6,738,511

Commercial Services & Supplies : 4.50%
Herman Miller Incorporated	100,200	2,948,886
Matthews International Corporation Class A	76,400	3,718,388
Tetra Tech Incorporated	123,100	3,286,770
US Ecology Incorporated	63,000	2,527,560
Waste Connections Incorporated	53,690	2,361,823
		14,843,427

Construction & Engineering : 1.32%
Dycom Industries Incorporated †	52,100	1,828,189
Primoris Services Corporation	108,776	2,527,954
		4,356,143

Electrical Equipment : 2.03%
Powell Industries Incorporated	53,300	2,615,431

3

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund

Security name	Shares	Value
Electrical Equipment (continued)
Regal-Beloit Corporation	54,100	$4,068,320
		6,683,751

Machinery : 1.70%
Clarcor Incorporated	13,800	919,632
ESCO Technologies Incorporated	23,800	878,220
IDEX Corporation	48,973	3,812,058
		5,609,910

Professional Services : 0.97%
On Assignment Incorporated †	43,600	1,447,084
Towers Watson & Company Class A	15,500	1,754,135
		3,201,219

Road & Rail : 0.68%
Genesee & Wyoming Incorporated Class A †	25,000	2,248,000

Trading Companies & Distributors : 1.81%
Applied Industrial Technologies Incorporated	88,300	4,025,597
Beacon Roofing Supply Incorporated †	69,800	1,940,440
		5,966,037

Information Technology : 16.73%
Communications Equipment : 1.58%
Ciena Corporation †	139,200	2,701,872
Finisar Corporation †	50,200	974,382
JDS Uniphase Corporation †	112,000	1,536,640
		5,212,894

Electronic Equipment, Instruments & Components : 2.33%
Belden Incorporated	41,900	3,302,139
Fabrinet †	57,400	1,018,276
MTS Systems Corporation	22,300	1,673,169
OSI Systems Incorporated †	24,000	1,698,480
		7,692,064

Internet Software & Services : 1.85%
AOL Incorporated †	101,000	4,663,170
Digital River Incorporated †	58,300	1,441,759
		6,104,929

IT Services : 3.07%
CoreLogic Incorporated †	146,900	4,640,571
EPAM Systems Incorporated †	45,000	2,148,750
Sapient Corporation †«	134,200	3,338,896
		10,128,217

Semiconductors & Semiconductor Equipment : 3.90%
Atmel Corporation †	192,200	1,613,519
Entegris Incorporated †	216,600	2,861,286
Fairchild Semiconductor International Incorporated †	129,100	2,179,208
Integrated Device Technology Incorporated †	114,000	2,234,400
International Rectifier Corporation †	22,000	877,800
MA-COM Technology Solutions Holdings Incorporated †	71,800	2,245,904
Monolithic Power Systems Incorporated	16,800	835,632
		12,847,749

4

Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name			Shares	Value
Software : 4.00%
Cadence Design Systems Incorporated †			194,300	$3,685,871
Fortinet Incorporated †			111,000	3,403,260
PTC Incorporated †			86,300	3,162,895
Verint Systems Incorporated †			50,525	2,944,597
				13,196,623

Materials : 7.10%
Chemicals : 1.39%
Innophos Holdings Incorporated			16,800	981,960
Minerals Technologies Incorporated			51,900	3,604,455
				4,586,415

Containers & Packaging : 2.80%
Berry Plastics Group Incorporated †			199,500	6,294,225
Packaging Corporation of America			37,600	2,934,680
				9,228,905

Metals & Mining : 2.38%
Compass Minerals International Incorporated			38,300	3,325,589
Pretium Resources Incorporated †«			121,316	702,420
Ryerson Holding Corporation †			166,364	1,651,995
Steel Dynamics Incorporated			110,400	2,179,296
				7,859,300

Paper & Forest Products : 0.53%
Louisiana-Pacific Corporation †			105,300	1,743,768

Utilities : 3.01%
Electric Utilities : 0.83%
IDACORP Incorporated			41,200	2,727,028

Multi-Utilities : 1.65%
Northwestern Corporation			96,481	5,458,895

Water Utilities : 0.53%
SJW Corporation			55,000	1,766,600

Total Common Stocks (Cost $235,451,524)				308,815,387

		Yield
Short-Term Investments : 11.92%
Investment Companies : 11.92%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.14%	16,436,038	16,436,038
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08	22,885,142	22,885,142
Total Short-Term Investments (Cost $39,321,180)				39,321,180

Total investments in securities (Cost $274,772,704)*	105.53%			348,136,567
Other assets and liabilities, net	(5.53)			(18,245,894)

Total net assets	100.00%			$329,890,673

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

5

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund

(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $275,958,080 and unrealized gains (losses) consists of:

Gross unrealized gains	$77,504,925
Gross unrealized losses	(5,326,438)

Net unrealized gains	$72,178,487

6

Wells Fargo Advantage Small Cap Opportunities Fund (the “Fund”)

Notes to Portfolio of investments — December 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$34,003,457	$0	$0	$34,003,457
Consumer staples	2,254,863	0	0	2,254,863
Energy	11,175,599	0	0	11,175,599
Financials	68,234,824	0	0	68,234,824
Health care	46,871,864	0	0	46,871,864
Industrials	57,721,393	0	0	57,721,393
Information technology	55,182,476	0	0	55,182,476
Materials	23,418,388	0	0	23,418,388
Utilities	9,952,523	0	0	9,952,523
Short-term investments
Investment companies	22,885,142	16,436,038	0	39,321,180

Total assets	$331,700,529	$16,436,038	$0	$348,136,567

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Cap Value Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 88.39%
Consumer Discretionary : 8.34%
Auto Components : 0.68%
Fox Factory Holding Corporation †	510,900	$8,291,907
Gentex Corporation	203,700	7,359,681
		15,651,588

Hotels, Restaurants & Leisure : 2.96%
Century Casinos Incorporated †	1,127,700	5,694,885
Denny’s Corporation †	2,347,200	24,199,632
Peak Resorts Incorporated	541,100	4,328,800
Scientific Games Corporation Class A †	1,033,900	13,161,547
The Wendy’s Company	2,304,500	20,809,635
		68,194,499

Household Durables : 3.87%
Cavco Industries Incorporated †(l)	704,000	55,806,080
Harman International Industries Incorporated	43,600	4,652,556
KB Home Incorporated	619,200	10,247,760
Skyline Corporation †(l)	528,300	2,139,615
Taylor Morrison Home Corporation Class A †	379,300	7,164,977
The New Home Company Incorporated †	631,500	9,144,120
		89,155,108

Media : 0.28%
Journal Communications Incorporated Class A †	439,000	5,017,770
Starz Liberty Capital †	45,300	1,345,410
		6,363,180

Specialty Retail : 0.42%
Vitamin Shoppe Incorporated †	197,200	9,579,976

Textiles, Apparel & Luxury Goods : 0.13%
Movado Group Incorporated	106,000	3,007,220

Energy : 17.31%
Energy Equipment & Services : 6.52%
Glori Energy Incorporated †	710,975	2,971,876
Helix Energy Solutions Group Incorporated †	925,500	20,083,350
Helmerich & Payne Incorporated	126,900	8,555,598
ION Geophysical Corporation †	4,652,100	12,793,275
Key Energy Services Incorporated †	2,415,200	4,033,384
Newpark Resources Incorporated †(l)	5,009,200	47,787,768
Oceaneering International Incorporated	201,700	11,861,977
Parker Drilling Company †	2,609,700	8,011,779
PHI Incorporated (non-voting) †	487,900	18,247,460
PHI Incorporated (voting) †	21,222	748,288
Vantage Drilling Company †	1,692,000	827,050
Willbros Group Incorporated †	2,252,100	14,120,667
		150,042,472

Oil, Gas & Consumable Fuels : 10.79%
Clean Energy Fuels Corporation †	670,400	3,348,648
InterOil Corporation †(l)	3,923,100	191,408,049
Range Resources Corporation	511,400	27,334,330
Sanchez Energy Corporation †	274,000	2,545,460
Stone Energy Corporation †	487,900	8,235,752

1

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Small Cap Value Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Trilogy Energy Corporation	2,301,300	$15,648,840
		248,521,079

Financials : 18.55%
Banks : 4.92%
Ameris Bancorp	382,400	9,804,736
BBCN Bancorp Incorporated	637,600	9,168,688
CenterState Banks Incorporated	1,093,600	13,024,776
City National Corporation	121,200	9,794,172
First Horizon National Corporation	1,299,500	17,647,210
First Niagara Financial Group Incorporated	1,781,400	15,017,202
IBERIABANK Corporation	141,250	9,160,063
Park Sterling Corporation	899,900	6,614,265
The Bancorp Incorporated †	1,352,900	14,733,081
Wilshire Bancorp Incorporated	815,700	8,263,041
		113,227,234

Capital Markets : 0.46%
Medley Management Incorporated Class A (l)	712,500	10,473,750

Consumer Finance : 0.54%
Cash America International Incorporated	258,400	5,845,008
Enova International Incorporated †	297,100	6,613,446
		12,458,454

Insurance : 3.36%
Argo Group International Holdings Limited	927,100	51,426,237
Hilltop Holdings Incorporated †	320,700	6,397,965
National General Holdings	221,000	4,112,810
OneBeacon Insurance Group Limited	955,900	15,485,580
		77,422,592

REITs : 9.05%
Chimera Investment Corporation	40,107,400	127,541,532
Invesco Mortgage Capital Incorporated	716,000	11,069,360
MFA Mortgage Investments Incorporated	2,608,300	20,840,317
Redwood Trust Incorporated	1,460,200	28,765,940
Sun Communities Incorporated	231,900	14,020,674
UMH Properties Incorporated	648,200	6,190,310
		208,428,133

Thrifts & Mortgage Finance : 0.22%
Northwest Bancshares Incorporated	413,100	5,176,143

Health Care : 5.37%
Health Care Equipment & Supplies : 2.58%
Allied Healthcare Products Incorporated †(l)	777,500	1,430,600
Hologic Incorporated †	343,300	9,179,842
ICU Medical Incorporated †	12,000	982,800
OraSure Technologies Incorporated †(l)	4,717,800	47,838,492
		59,431,734

Health Care Providers & Services : 1.69%
Air Methods Corporation †	58,700	2,584,561
Cross Country Healthcare Incorporated †(l)	1,908,700	23,820,576
Healthways Incorporated †	621,300	12,351,444
		38,756,581

2

Wells Fargo Advantage Small Cap Value Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Health Care Technology : 0.46%
Allscripts Healthcare Solutions Incorporated †	832,100	$10,625,917

Life Sciences Tools & Services : 0.20%
Parexel International Corporation †	83,400	4,633,704

Pharmaceuticals : 0.44%
Prestige Brands Holdings Incorporated †	291,400	10,117,408

Industrials : 13.62%
Airlines : 8.29%
American Airlines Group Incorporated	432,200	23,178,886
Delta Air Lines Incorporated	1,651,000	81,212,690
Latam Airlines Group SP ADR †	770,000	9,224,600
United Continental Holdings Incorporated †	1,154,400	77,217,816
		190,833,992

Commercial Services & Supplies : 2.67%
ABM Industries Incorporated	874,800	25,063,020
ACCO Brands Corporation †	3,293,800	29,677,138
Healthcare Services Group Incorporated	218,500	6,758,205
		61,498,363

Electrical Equipment : 0.45%
GrafTech International Limited †	2,057,100	10,408,926

Machinery : 0.35%
Actuant Corporation Class A	297,100	8,093,004

Professional Services : 0.51%
Hill International Incorporated †	2,391,200	9,182,208
Kforce Incorporated	105,700	2,550,541
		11,732,749

Road & Rail : 0.86%
Covenant Transport Incorporated Class A †	730,400	19,801,144

Trading Companies & Distributors : 0.49%
Applied Industrial Technologies Incorporated	244,700	11,155,873

Information Technology : 10.27%
Communications Equipment : 0.70%
Brocade Communications Systems Incorporated	571,200	6,763,008
Harmonic Incorporated †	1,328,600	9,313,486
		16,076,494

Electronic Equipment, Instruments & Components : 5.33%
Checkpoint Systems Incorporated †	1,152,300	15,821,079
Cognex Corporation †	398,100	16,453,473
Coherent Incorporated †	431,400	26,194,608
OSI Systems Incorporated †	909,200	64,344,084
		122,813,244

Internet Software & Services : 0.24%
Gogo Incorporated †	330,700	5,466,471

Semiconductors & Semiconductor Equipment : 0.45%
Kulicke & Soffa Industries Incorporated †	718,900	10,395,294

3

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Small Cap Value Fund

Security name		Shares	Value
Technology Hardware, Storage & Peripherals : 3.55%
Cray Incorporated †		1,947,600	$67,153,248
Diebold Incorporated		107,000	3,706,480
Quantum Corporation †		6,109,500	10,752,720
			81,612,448

Materials : 13.70%
Chemicals : 0.56%
Calgon Carbon Corporation †		292,900	6,086,462
Zep Incorporated		456,900	6,922,035
			13,008,497

Containers & Packaging : 0.37%
Intertape Polymer Group Incorporated (a)		526,200	8,425,176

Metals & Mining : 11.97%
Agnico-Eagle Mines Limited		403,000	10,030,670
Carpenter Technology Corporation		297,300	14,642,025
Dominion Diamond Corporation †		530,100	9,520,596
NovaGold Resources Incorporated †		1,588,600	4,686,370
Randgold Resources Limited ADR		2,389,466	161,073,903
Royal Gold Incorporated		330,500	20,722,350
Sandstorm Gold Limited †		2,181,700	7,417,780
Silver Standard Resources Incorporated †		1,815,200	9,085,076
Steel Dynamics Incorporated		1,460,600	28,832,244
United States Steel Corporation		160,900	4,302,466
Webco Industries Incorporated †(a)(i)(l)		85,000	5,274,250
			275,587,730

Paper & Forest Products : 0.80%
Deltic Timber Corporation		101,000	6,908,400
Wausau Paper Corporation		1,019,400	11,590,578
			18,498,978

Telecommunication Services : 1.23%
Diversified Telecommunication Services : 1.23%
Cincinnati Bell Incorporated †		8,907,200	28,413,967

Total Common Stocks (Cost $1,330,643,760)			2,035,089,122

Exchange-Traded Funds : 1.02%
KBW Regional Banking ETF			5,782,453
Market Vectors Gold Miners ETF			12,723,573
Market Vectors Junior Gold Miners ETF †			4,818,114
Total Exchange-Traded Funds (Cost $32,296,535)			23,324,140

Warrants : 0.00%
Materials : 0.00%
Metals & Mining : 0.00%
Sandstorm Gold Limited †(i)	10/19/2015	470,263	52,620

Total Warrants (Cost $0)			52,620

4

Wells Fargo Advantage Small Cap Value Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 10.40%
Investment Companies : 10.40%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	239,458,652	$239,458,652

Total Short-Term Investments (Cost $239,458,652)				239,458,652

Total investments in securities (Cost $1,602,398,947)*	99.81%			2,297,924,534
Other assets and liabilities, net	0.19			4,433,833

Total net assets	100.00%			$2,302,358,367

†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,607,894,513 and unrealized gains (losses) consists of:

Gross unrealized gains	$856,613,289
Gross unrealized losses	(166,583,268)

Net unrealized gains	$690,030,021

5

Wells Fargo Advantage Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$191,951,571	$0	$0	$191,951,571
Energy	382,914,711	15,648,840	0	398,563,551
Financials	427,186,306	0	0	427,186,306
Health care	123,565,344	0	0	123,565,344
Industrials	313,524,051	0	0	313,524,051
Information technology	236,363,951	0	0	236,363,951
Materials	301,820,955	13,699,426	0	315,520,381
Telecommunication services	28,413,967	0	0	28,413,967
Exchange-traded funds	23,324,140	0	0	23,324,140
Warrants
Materials	0	52,620	0	52,620
Short-term investments
Investment companies	239,458,652	0	0	239,458,652

Total assets	$2,268,523,648	$29,400,886	$0	$2,297,924,534

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Allied Healthcare Products Incorporated	563,145	254,694	40,339	777,500	$1,430,600
Argo Group International Holdings Limited*	1,420,300	0	493,200	927,100	51,426,237
Cavco Industries Incorporated	742,600	0	38,600	704,000	55,806,080
Cross Country Healthcare Incorporated	2,050,500	15,800	157,600	1,908,700	23,820,576
InterOil Corporation	4,293,600	0	370,500	3,923,100	191,408,049
Medley Management Incorporated Class A	0	712,500	0	712,500	10,473,750
Newpark Resources Incorporated	6,037,900	0	1,028,700	5,009,200	47,787,768
OraSure Technologies Incorporated	5,621,700	0	903,900	4,717,800	47,838,492
Skyline Corporation	337,500	193,100	2,300	528,300	2,139,615
Webco Industries Incorporated	85,650	650	1,300	85,000	5,274,250

					$437,405,417

*	No longer an affiliate of the Fund at the end of the period.

Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 98.40%
Consumer Discretionary : 16.86%
Auto Components : 0.97%
Fox Factory Holding Corporation †	45,969	$746,077

Hotels, Restaurants & Leisure : 3.41%
Century Casinos Incorporated †	429,200	2,167,460
Peak Resorts Incorporated	57,600	460,800
		2,628,260

Household Durables : 7.52%
Cavco Industries Incorporated †	33,800	2,679,326
D.R. Horton Incorporated	30,100	761,229
Skyline Corporation †	141,300	572,265
Taylor Morrison Home Corporation Class A †	42,400	800,936
WCI Communities Incorporated †	49,900	977,042
		5,790,798

Leisure Products : 0.09%
Black Diamond Incorporated †	8,200	71,750

Media : 4.87%
Cinemark Holdings Incorporated	12,800	455,424
Entravision Communications Corporation Class A	127,600	826,848
Interpublic Group of Companies Incorporated	33,900	704,103
Journal Communications Incorporated Class A †	19,500	222,885
News Corporation Class A †	98,400	1,543,896
		3,753,156

Energy : 16.47%
Energy Equipment & Services : 5.12%
Glori Energy Incorporated †	43,300	180,994
Helix Energy Solutions Group Incorporated †	39,550	858,235
Helmerich & Payne Incorporated	4,500	303,390
Key Energy Services Incorporated †	233,200	389,444
Newpark Resources Incorporated †	54,700	521,838
Parker Drilling Company †	220,800	677,856
Willbros Group Incorporated †	162,000	1,015,740
		3,947,497

Oil, Gas & Consumable Fuels : 11.35%
Bellatrix Exploration Limited †	55,000	200,200
Bellatrix Exploration Limited—Canadian Exchange Traded Shares †	24,100	87,746
Canadian Natural Resources Limited	26,300	812,144
Clean Energy Fuels Corporation †	69,800	348,651
InterOil Corporation †	91,300	4,454,527
Penn West Petroleum Limited	34,235	71,209
PostRock Energy Corporation †	525,100	194,287
Raging River Exploration Incorporated †	39,600	250,184
Range Resources Corporation	18,500	988,825
Sanchez Energy Corporation †	17,000	157,930
Stone Energy Corporation †	27,100	457,448
Triangle Petroleum Corporation †	50,000	239,000
Trilogy Energy Corporation	71,100	483,480
		8,745,631

1

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund

Security name	Shares	Value
Financials : 23.78%
Banks : 11.30%
American River Bankshares †	59,300	$558,606
BBCN Bancorp Incorporated	60,206	865,762
First Niagara Financial Group Incorporated	54,400	458,592
Hilltop Holdings Incorporated †	23,500	468,825
IBERIABANK Corporation	5,898	382,485
Midsouth Bancorp Incorporated	36,900	639,846
Pacific Premier Bancorp Incorporated †	86,300	1,495,579
Sierra Bancorp	65,200	1,144,912
The Bancorp Incorporated †	106,800	1,163,052
Valley National Bancorp	69,776	677,525
Wilshire Bancorp Incorporated	84,000	850,920
		8,706,104

Capital Markets : 0.26%
Safeguard Scientifics Incorporated †	10,300	204,146

Consumer Finance : 0.74%
Cash America International Incorporated	11,400	257,868
Enova International Incorporated †	14,130	314,534
		572,402

Insurance : 0.99%
First Acceptance Corporation †	157,000	400,350
Health Insurance Innovations Incorporated Class A †	50,500	361,580
		761,930

REITs : 9.77%
Chimera Investment Corporation	803,500	2,555,130
Origen Financial Incorporated	415,000	680,600
Redwood Trust Incorporated	65,900	1,298,230
Sun Communities Incorporated	3,600	217,656
UMH Properties Incorporated	290,600	2,775,230
		7,526,846

Thrifts & Mortgage Finance : 0.72%
Northwest Bancshares Incorporated	44,200	553,826

Health Care : 4.88%
Health Care Equipment & Supplies : 1.77%
Allied Healthcare Products Incorporated †	63,900	117,576
EnteroMedics Incorporated †	704,015	999,701
Stryker Corporation	2,600	245,258
		1,362,535

Health Care Providers & Services : 0.85%
Cross Country Healthcare Incorporated †	52,700	657,696

Health Care Technology : 2.26%
Allscripts Healthcare Solutions Incorporated †	36,400	464,828
Merge Healthcare Incorporated †	166,300	592,028
Omnicell Incorporated †	20,600	682,272
		1,739,128

Industrials : 17.99%
Airlines : 4.75%
American Airlines Group Incorporated	20,100	1,077,963
JetBlue Airways Corporation †	68,100	1,080,066

2

Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Airlines (continued)
LATAM Airlines Group SP ADR †	69,892	$837,306
United Continental Holdings Incorporated †	9,900	662,211
		3,657,546

Building Products : 0.94%
Patrick Industries Incorporated †	16,450	723,471

Commercial Services & Supplies : 1.61%
ABM Industries Incorporated	16,900	484,185
ACCO Brands Corporation †	44,200	398,242
Healthcare Services Group Incorporated	11,600	358,788
		1,241,215

Construction & Engineering : 4.73%
Integrated Electrical Services Incorporated †	313,700	2,446,860
MYR Group Incorporated †	16,100	441,140
Sterling Construction Company Incorporated †	118,600	757,854
		3,645,854

Electrical Equipment : 0.48%
GrafTech International Limited †	73,200	370,392

Machinery : 3.89%
Actuant Corporation Class A	32,000	871,680
Graco Incorporated	5,100	408,918
Kennametal Incorporated	29,300	1,048,647
Xylem Incorporated	17,655	672,126
		3,001,371

Professional Services : 0.53%
Hill International Incorporated †	106,200	407,808

Trading Companies & Distributors : 1.06%
Applied Industrial Technologies Incorporated	17,900	816,061

Information Technology : 6.88%
Communications Equipment : 2.87%
Applied Optoelectronics Incorporated †	46,800	525,096
Sandvine Corporation †(a)	598,300	1,683,249
		2,208,345

Electronic Equipment, Instruments & Components : 1.15%
Knowles Corporation †	37,800	890,190

Semiconductors & Semiconductor Equipment : 0.68%
FormFactor Incorporated †	60,900	523,740

Technology Hardware, Storage & Peripherals : 2.18%
Cray Incorporated †	48,700	1,679,176

Materials : 10.74%
Metals & Mining : 10.74%
Agnico-Eagle Mines Limited	7,400	184,186
Endeavour Mining Corporation †	1,186,200	433,926
Goldcorp Incorporated	15,600	288,912
Goldgroup Mining Incorporated †	300,000	34,860
Lucara Diamond Corporation	425,200	783,729
McEwen Mining Incorporated †	268,000	297,480
Newmont Mining Corporation	9,800	185,220

3

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund

Security name				Shares	Value
Metals & Mining (continued)
Randgold Resources Limited ADR				49,200	$3,316,572
Rockwell Diamonds Incorporated †(a)(i)				728,200	150,364
Rockwell Diamonds Incorporated — Legend Shares(i)				1,172,000	242,107
Royal Gold Incorporated				11,800	739,860
Sandstorm Gold Limited †				315,700	1,073,380
Silver Wheaton Corporation-U.S. Exchange Traded Shares				27,000	548,910
					8,279,506

Telecommunication Services : 0.80%
Diversified Telecommunication Services : 0.80%
Cincinnati Bell Incorporated †				193,200	616,307

Total Common Stocks (Cost $56,572,472)					75,828,764

Exchange-Traded Funds: 0.60%
Market Vectors Junior Gold Miners ETF					465,726

Total Exchange-Traded Funds (Cost $727,822)					465,726

			Expiration date
Warrants : 0.24%
Health Care : 0.24%
Health Care Equipment & Supplies : 0.24%
EnteroMedics Incorporated †(a)(i)			5-14-2016	270,908	151,317
EnteroMedics Incorporated †(a)(i)			9-28-2016	13,680	10,057
EnteroMedics Incorporated †(a)(i)			2-27-2018	48,280	22,195
Total Warrants (Cost $0)					183,569

		Yield
Short-Term Investments : 0.43%
Investment Companies : 0.43%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.08%		329,517	329,517

Total Short-Term Investments (Cost $329,517)					329,517

Total investments in securities (Cost $57,629,811)*	99.67%				76,807,576
Other assets and liabilities, net	0.33				256,573

Total net assets	100.00%				$77,064,149

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(u)	The rate represents the 7-day annualized yield at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $61,878,439 and unrealized gains (losses) consists of:

Gross unrealized gains	$28,398,241
Gross unrealized losses	(13,469,104)

Net unrealized gains	$14,929,137

4

Wells Fargo Advantage Small/Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On December 31, 2014, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$12,990,041	$0	$0	$12,990,041
Energy	12,209,648	483,480	0	12,693,128
Financials	18,325,254	0	0	18,325,254
Health care	3,759,359	0	0	3,759,359
Industrials	13,863,718	0	0	13,863,718
Information technology	3,618,202	1,683,249	0	5,301,451
Materials	7,345,413	934,093	0	8,279,506
Telecommunication services	616,307	0	0	616,307
Exchange-traded funds	465,726	0	0	465,726
Warrants
Health care	0	183,569	0	183,569
Short-term investments
Investment companies	329,517	0	0	329,517

	$73,523,185	$3,284,391	$0	$76,807,576
Forward foreign currency contracts	0	265	0	265

Total assets	$73,523,185	$3,284,656	$0	$76,807,841

Liabilities
Forward foreign currency contracts	$0	$75	$0	$75

Total liabilities	$0	$75	$0	$75

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period.

Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 90.10%
Consumer Discretionary : 10.09%
Diversified Consumer Services : 0.45%
Liberty Tax Incorporated †	88,947	$3,178,966

Hotels, Restaurants & Leisure : 3.47%
Denny’s Corporation †	522,496	5,386,934
DineEquity Incorporated	72,950	7,560,538
Krispy Kreme Doughnuts Incorporated †	245,400	4,844,196
Ruby Tuesday Incorporated †	484,900	3,316,716
The Wendy’s Company	402,800	3,637,284
		24,745,668

Household Durables : 2.28%
Blyth Incorporated	263,200	2,408,280
Dixie Group Incorporated †	468,546	4,296,567
Helen of Troy Limited †	65,900	4,287,454
Tupperware Corporation	83,800	5,279,400
		16,271,701

Media : 1.02%
A.H. Belo Corporation Class A	698,310	7,248,458

Specialty Retail : 2.53%
Ascena Retail Group Incorporated †	295,500	3,711,480
Christopher & Banks Corporation †	387,220	2,211,026
Guess? Incorporated	296,500	6,250,220
Pier 1 Imports Incorporated	379,100	5,838,140
		18,010,866

Textiles, Apparel & Luxury Goods : 0.34%
Delta Apparel Incorporated †	238,839	2,431,381

Consumer Staples : 5.31%
Beverages : 0.81%
Cott Corporation	838,700	5,770,256

Food & Staples Retailing : 0.40%
SUPERVALU Incorporated †	298,200	2,892,540

Food Products : 1.69%
TreeHouse Foods Incorporated †	141,085	12,067,000

Household Products : 1.89%
Central Garden & Pet Company †	346,392	3,041,322
WD-40 Company	122,322	10,407,156
		13,448,478

Tobacco : 0.52%
Universal Corporation «	83,700	3,681,126

Energy : 4.00%
Energy Equipment & Services : 3.24%
Atwood Oceanics Incorporated	160,600	4,556,222
CARBO Ceramics Incorporated «	133,000	5,326,650

1

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund

Security name	Shares	Value
Energy Equipment & Services (continued)
Frank’s International NV	183,400	$3,049,942
Patterson-UTI Energy Incorporated	217,900	3,614,961
Steel Excel Incorporated †	255,613	6,505,351
		23,053,126

Oil, Gas & Consumable Fuels : 0.76%
Bill Barrett Corporation †	359,300	4,092,427
Stone Energy Corporation †	80,500	1,358,840
		5,451,267

Financials : 21.19%
Banks : 8.61%
Associated Banc-Corp	260,800	4,858,704
BBCN Bancorp Incorporated	233,800	3,362,044
First Citizens BancShares Corporation Class A	69,731	17,627,299
First Niagara Financial Group Incorporated	485,000	4,088,550
Hancock Holding Company	206,400	6,336,480
Synovus Financial Corporation	167,199	4,529,421
TCF Financial Corporation	558,036	8,867,192
UMB Financial Corporation	205,861	11,711,432
		61,381,122

Capital Markets : 2.58%
Apollo Investment Corporation «	525,200	3,896,984
CIFC Corporation «	179,685	1,485,995
New Mountain Finance Corporation «	242,100	3,616,974
Westwood Holdings Group Incorporated	151,612	9,372,654
		18,372,607

Insurance : 7.10%
Brown & Brown Incorporated	319,700	10,521,327
Endurance Specialty Holdings Limited	83,500	4,996,640
Fidelity & Guaranty Life	116,744	2,833,377
Platinum Underwriters Holdings Limited	118,800	8,722,296
ProAssurance Corporation	222,400	10,041,360
Stewart Information Services Corporation	138,200	5,118,928
Validus Holdings Limited	201,100	8,357,716
		50,591,644

REITs : 1.52%
Gramercy Property Trust Incorporated	372,077	2,567,331
Hatteras Financial Corporation	446,908	8,236,514
		10,803,845

Thrifts & Mortgage Finance : 1.38%
Essent Group Limited †	160,500	4,126,455
People’s United Financial Incorporated	375,800	5,704,644
		9,831,099

Health Care : 6.73%
Biotechnology : 0.52%
Theravance Incorporated «	260,300	3,683,245

2

Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies : 3.40%
Analogic Corporation	73,841	$6,247,687
CryoLife Incorporated	129,600	1,468,368
Haemonetics Corporation †	156,800	5,867,456
ICU Medical Incorporated †	59,563	4,878,210
Meridian Diagnostics Incorporated	144,600	2,380,116
Steris Corporation «	51,900	3,365,715
		24,207,552

Health Care Providers & Services : 1.51%
Owens & Minor Incorporated	133,900	4,701,229
Patterson Companies Incorporated	126,400	6,079,840
		10,781,069

Life Sciences Tools & Services : 0.90%
Bio-Rad Laboratories Incorporated Class A †	53,400	6,437,904

Pharmaceuticals : 0.40%
Prestige Brands Holdings Incorporated †	80,900	2,808,848

Industrials : 20.13%
Building Products : 2.36%
Griffon Corporation	94,400	1,255,520
Quanex Building Products Corporation	182,199	3,421,697
Simpson Manufacturing Company Incorporated	349,918	12,107,163
		16,784,380

Commercial Services & Supplies : 5.36%
ACCO Brands Corporation †	860,069	7,749,222
Brady Corporation Class A	164,300	4,491,962
Courier Corporation	337,445	5,034,679
Matthews International Corporation Class A	163,998	7,981,783
RR Donnelley & Sons Company	63,400	1,065,437
Viad Corporation	444,653	11,854,449
		38,177,532

Construction & Engineering : 1.12%
EMCOR Group Incorporated	178,600	7,945,914

Electrical Equipment : 3.53%
EnerSys	92,600	5,715,272
Franklin Electric Company Incorporated	318,600	11,957,058
Regal-Beloit Corporation	99,500	7,482,400
		25,154,730

Machinery : 6.85%
Douglas Dynamics Incorporated	341,400	7,316,202
ESCO Technologies Incorporated	174,000	6,420,600
Hillenbrand Incorporated	164,802	5,685,669
Kadant Incorporated	381,580	16,289,650
Mueller Industries Incorporated	383,540	13,094,056
		48,806,177

Professional Services : 0.91%
Korn/Ferry International †	226,346	6,509,711

3

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund

Security name	Shares	Value
Information Technology : 13.29%
Communications Equipment : 1.14%
Aviat Networks Incorporated †	803,647	$1,205,471
Ixia Corporation †	298,700	3,360,375
NETGEAR Incorporated †	98,600	3,508,188
		8,074,034

Electronic Equipment, Instruments & Components : 5.44%
AVX Corporation	368,698	5,161,772
Coherent Incorporated †	50,000	3,036,000
GSI Group Incorporated †	746,935	10,994,883
Knowles Corporation †«	310,200	7,305,210
Orbotech Limited †	343,115	5,078,102
Vishay Intertechnology Incorporated	507,021	7,174,347
		38,750,314

Internet Software & Services : 0.35%
Earthlink Holdings Corporation	563,500	2,473,765

IT Services : 2.49%
Acxiom Corporation †	215,900	4,376,293
DST Systems Incorporated	60,384	5,685,154
Sykes Enterprises Incorporated †	327,900	7,695,813
		17,757,260

Semiconductors & Semiconductor Equipment : 0.95%
DSP Group Incorporated †	360,015	3,913,363
Exar Corporation †	281,652	2,872,850
		6,786,213

Software : 1.61%
ACI Worldwide Incorporated †	267,352	5,392,490
Progress Software Corporation †	224,951	6,078,176
		11,470,666

Technology Hardware, Storage & Peripherals : 1.31%
Imation Corporation †(l)	2,461,430	9,328,820

Materials : 7.98%
Chemicals : 4.77%
A. Schulman Incorporated	253,458	10,272,653
Innospec Incorporated	221,212	9,445,752
LSB Industries Incorporated †	92,492	2,907,948
Plastec Technologies Limited (a)(i)	152,938	994,097
Scotts Miracle-Gro Company	66,800	4,162,976
Sensient Technologies Corporation	102,500	6,184,850
		33,968,276

Construction Materials : 1.10%
Eagle Materials Incorporated	102,900	7,823,487

Paper & Forest Products : 2.11%
Neenah Paper Incorporated	108,014	6,510,004
Schweitzer-Mauduit International Incorporated	202,400	8,561,520
		15,071,524

4

Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name			Shares	Value
Utilities : 1.38%
Electric Utilities : 1.38%
Cleco Corporation			105,700	$5,764,878
Hawaiian Electric Industries Incorporated			122,100	4,087,908
				9,852,786

Total Common Stocks (Cost $554,701,173)				641,885,357

Exchange-Traded Funds : 1.77%
iShares Russell 2000 Value Index ETF «				8,656,832
iShares Russell Midcap Value Index ETF				3,949,203

Total Exchange-Traded Funds (Cost $12,252,218)				12,606,035

Short-Term Investments : 12.82%
		Yield
Investment Companies : 12.82%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	58,667,044	58,667,044
Securities Lending Cash Investments, LLC (l)(u)(r)		0.14	32,632,320	32,632,320

Total Short-Term Investments (Cost $91,299,364)				91,299,364

Total investments in securities (Cost $658,252,755)*	104.69%			745,790,756
Other assets and liabilities, net	(4.69)			(33,404,690)

Total net assets	100.00%			$712,386,066

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $665,090,933 and unrealized gains (losses) consists of:

Gross unrealized gains	$145,836,067
Gross unrealized losses	(65,136,244)

Net unrealized gains	$80,699,823

5

Wells Fargo Advantage Special Small Cap Value Fund (“the Fund”)

Notes to Portfolio of investments – December 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$71,887,040	$0	$0	$71,887,040
Consumer staples	37,859,400	0	0	37,859,400
Energy	21,999,042	6,505,351	0	28,504,393
Financials	150,980,317	0	0	150,980,317
Health care	47,918,618	0	0	47,918,618
Industrials	143,378,444	0	0	143,378,444
Information technology	94,641,072	0	0	94,641,072
Materials	55,869,190	0	994,097	56,863,287
Utilities	9,852,786	0	0	9,852,786
Exchange-traded funds	12,606,035	0	0	12,606,035
Short-term investments
Investment companies	58,667,044	32,632,320	0	91,299,364

Total assets	$705,658,988	$39,137,671	$994,097	$745,790,756

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Imation Corporation	2,245,600	275,230	59,400	2,461,430	$9,328,820
Kadant Incorporated*	572,066	42,300	232,786	381,580	16,289,650

					$25,618,470

*	No longer an affiliate of the Fund at the end of the period.

Wells Fargo Advantage Traditional Small Cap Growth Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 96.92%
Consumer Discretionary : 15.03%
Diversified Consumer Services : 4.55%
Bright Horizons Family Solutions Incorporated †	47,200	$2,218,872
Grand Canyon Education Incorporated †	44,700	2,085,702
LifeLock Incorporated †	114,200	2,113,842
		6,418,416

Hotels, Restaurants & Leisure : 4.84%
ClubCorp Holdings Incorporated	61,100	1,095,523
Fiesta Restaurant Group Incorporated †	42,300	2,571,840
Krispy Kreme Doughnuts Incorporated †	83,000	1,638,420
Red Robin Gourmet Burgers Incorporated †	19,700	1,516,408
		6,822,191

Internet & Catalog Retail : 2.30%
RetailMeNot Incorporated «†	14,448	211,230
Shutterfly Incorporated †	45,700	1,905,462
Wayfair Incorporated Class A «†	56,951	1,130,477
		3,247,169

Media : 0.69%
Rentrak Corporation †	13,300	968,506

Specialty Retail : 2.65%
Five Below Incorporated «†	42,300	1,727,109
Lumber Liquidators Holdings Incorporated «†	12,600	835,506
Vitamin Shoppe Incorporated †	24,038	1,167,766
		3,730,381

Consumer Staples : 0.72%
Food & Staples Retailing : 0.72%
The Fresh Market Incorporated †	24,600	1,013,520

Energy : 1.64%
Oil, Gas & Consumable Fuels : 1.64%
Bonanza Creek Energy Incorporated †	18,900	453,600
Oasis Petroleum Incorporated †	50,100	828,654
Rosetta Resources Incorporated †	45,900	1,024,029
		2,306,283

Financials : 9.58%
Banks : 1.49%
Texas Capital Bancshares Incorporated †	38,800	2,108,004

Capital Markets : 3.06%
Evercore Partners Incorporated Class A	40,100	2,100,037
Financial Engines Incorporated «	60,500	2,211,275
		4,311,312

1

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund

Security name	Shares	Value
Consumer Finance : 3.13%
Encore Capital Group Incorporated †	29,600	$1,314,240
Portfolio Recovery Associates Incorporated †	53,400	3,093,462
		4,407,702

Diversified Financial Services : 1.90%
MarketAxess Holdings Incorporated	37,300	2,674,783

Health Care : 25.51%
Biotechnology : 5.15%
Alnylam Pharmaceuticals Incorporated †	10,500	1,018,500
Cepheid Incorporated †	33,400	1,808,276
Exact Sciences Corporation «†	88,000	2,414,720
ISIS Pharmaceuticals Incorporated «†	23,400	1,444,716
Puma Biotechnology Incorporated †	3,000	567,810
		7,254,022

Health Care Equipment & Supplies : 8.99%
Cardiovascular Systems Incorporated †	57,084	1,717,087
DexCom Incorporated †	58,437	3,216,957
Endologix Incorporated †	136,000	2,079,440
Globus Medical Incorporated †	80,800	1,920,616
Insulet Corporation †	18,200	838,292
LDR Holding Corporation †	62,000	2,032,360
Spectranetics Corporation †	24,960	863,117
		12,667,869

Health Care Providers & Services : 4.92%
Capital Senior Living Corporation †	87,000	2,167,170
ExamWorks Group Incorporated †	64,900	2,699,191
Healthways Incorporated †	104,391	2,075,293
		6,941,654

Health Care Technology : 3.00%
HMS Holdings Corporation †	77,100	1,629,894
Medidata Solutions Incorporated †	54,500	2,602,375
		4,232,269

Pharmaceuticals : 3.45%
Akorn Incorporated «†	78,900	2,856,180
Pacira Pharmaceuticals Incorporated †	22,700	2,012,582
		4,868,762

Industrials : 12.43%
Aerospace & Defense : 2.62%
Hexcel Corporation †	35,743	1,482,977
TASER International Incorporated «†	83,600	2,213,728
		3,696,705

Building Products : 0.73%
Apogee Enterprises Incorporated	24,200	1,025,354

Commercial Services & Supplies : 1.54%
InnerWorkings Incorporated †	279,249	2,175,350

2

Wells Fargo Advantage Traditional Small Cap Growth Fund	Portfolio of investments — December 31, 2014 (unaudited)

Security name	Shares	Value
Machinery : 2.55%
RBC Bearings Incorporated	22,947	$1,480,770
The Middleby Corporation †	21,300	2,110,830
		3,591,600

Professional Services : 3.87%
The Advisory Board Company †	35,400	1,733,892
TriNet Group Incorporated †	23,500	735,080
Wageworks Incorporated †	46,220	2,984,425
		5,453,397

Trading Companies & Distributors : 1.12%
Watsco Incorporated	14,800	1,583,600

Information Technology : 30.22%
Communications Equipment : 1.26%
Aruba Networks Incorporated †	51,700	939,906
Sonus Networks Incorporated †	211,600	840,052
		1,779,958

Internet Software & Services : 13.24%
Cornerstone OnDemand Incorporated †	91,200	3,210,240
Demandware Incorporated †	24,500	1,409,730
E2open Incorporated «†	99,300	954,273
HomeAway Incorporated †	70,700	2,105,446
LivePerson Incorporated †	164,942	2,325,682
LogMeIn Incorporated †	26,500	1,307,510
Marketo Incorporated †	62,200	2,035,184
Pandora Media Incorporated †	93,700	1,670,671
Shutterstock Incorporated †	26,806	1,852,295
Textura Corporation «†	63,200	1,799,304
		18,670,335

Semiconductors & Semiconductor Equipment : 5.40%
Cavium Incorporated †	51,300	3,171,366
Inphi Corporation †	49,100	907,368
Mellanox Technologies Limited †	59,900	2,559,527
Power Integrations Incorporated	18,900	977,886
		7,616,147

Software : 10.32%
Fleetmatics Group plc «†	50,212	1,782,024
Guidewire Software Incorporated †	41,000	2,075,830
Infoblox Incorporated †	124,144	2,508,950
Proofpoint Incorporated †	83,900	4,046,496
Qlik Technologies Incorporated †	62,500	1,930,625
Ultimate Software Group Incorporated †	14,974	2,198,408
		14,542,333

Telecommunication Services : 1.79%
Diversified Telecommunication Services : 1.79%
Cogent Communications Group Incorporated	71,262	2,521,962

Total Common Stocks (Cost $102,531,307)		136,629,584

3

Portfolio of investments — December 31, 2014 (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund

Security name		Yield	Shares	Value
Short-Term Investments : 14.11%
Investment Companies : 14.11%
Securities Lending Cash Investments, LLC (l)(u)(r)		0.14%	17,349,750	$17,349,750
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08	2,548,463	2,548,463
Total Short-Term Investments (Cost $19,898,213)				19,898,213

Total investments in securities (Cost $122,429,520)*	111.03%			156,527,797
Other assets and liabilities, net	(11.03)			(15,549,320)

Total net assets	100.00%			$140,978,477

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $123,572,984 and unrealized gains (losses) consists of:

Gross unrealized gains	$38,545,212
Gross unrealized losses	(5,590,399)

Net unrealized gains	$32,954,813

4

Wells Fargo Advantage Traditional Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$21,186,663	$0	$0	$21,186,663
Consumer staples	1,013,520	0	0	1,013,520
Energy	2,306,283	0	0	2,306,283
Financials	13,501,801	0	0	13,501,801
Health care	35,964,576	0	0	35,964,576
Industrials	17,526,006	0	0	17,526,006
Information technology	42,608,773	0	0	42,608,773
Telecommunication services	2,521,962	0	0	2,521,962
Short-term investments
Investment companies	2,548,463	17,349,750	0	19,898,213

Total assets	$139,178,047	$17,349,750	$0	$156,527,797

Transfers in and transfers out are recognized at the end of the reporting period. At December 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	February 24, 2015

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	February 24, 2015

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	February 24, 2015